DELAWARE INVESTMENTS
PREMIUM FUND

SEMI-ANNUAL REPORT
JUNE 30, 1998

FOR GROWTH OF CAPITAL
DELCAP SERIES

FOR TOTAL RETURN
DECATUR TOTAL RETURN SERIES
DELAWARE SERIES

FOR INCOME
DELCHESTER SERIES
CAPITAL RESERVES SERIES
CASH RESERVE SERIES

(899)
SA-AIG [6/98] 8/98

July 6, 1998

Dear Policy Holder:

Stocks of large U.S. companies enjoyed a period of substantial price appreciation during the first half of 1998, outpacing the returns of smaller company stocks. Continuing financial problems in Asia prompted many foreign investors to seek a safe haven in U.S. Treasuries - bolstering domestic bonds between January and June.

CUMULATIVE TOTAL RETURN                          SIX MONTHS ENDED JUNE 30, 1998
-----------------------                          ------------------------------
Standard & Poor's 500 Index                                  +16.84%
Russell 2000 Index                                            +4.66%
Lehman Brothers Government/Corporate Bond Index               +4.17%

        Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of distributions.

    A fortuitous fusion of robust growth, tame inflation and low unemployment in the U.S. lifted the Dow Jones Industrial Average above the 9000 point mark for the first time. Except for some internet-related equities, investors seemed to prefer stocks of large, multinational industrial corporations with consistent earnings. During the first half of 1998, the return of the Standard & Poor's 500 Index, a barometer of large company stocks, was nearly four times that of the Russell 2000 Index, a measure of small company stock performance, as shown above.
    Low interest rates and federal budget restraint powered a U.S. bond market rally this past spring. Treasury prices rose to historic highs. Thirty-year Treasury bond yields fell to 5.65% as of June 30, 1998.
    At mid-year, the U.S. economy was affected by opposing forces. Domestic demand for U.S. goods and services remains strong but exports have dropped due to recession along the Pacific Rim. We believe the Asian situation could have a moderating effect on U.S. companies' profit growth for the remainder of 1998.
    Each of the professionals who manage the investments that underlie your AIG annuity employ a consistent discipline designed to help you achieve your long-term goals. Over time, the tax-deferral features of your annuity have the potential to help your investment dollars grow faster than they could in a taxable account.
    Thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                             /s/ Jeffrey J. Nick
----------------------------                   --------------------------------
    Wayne A. Stork                                 Jeffrey J. Nick
    Chairman                                       President and Chief Executive

DELAWARE GROUP PREMIUM FUND, INC.-DELCAP SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                        NUMBER        MARKET
                                                      OF SHARES       VALUE
  COMMON STOCK - 92.37%
  BANKING, FINANCE, & INSURANCE - 13.91%
  ACE Limited ..............................           39,100      $ 1,524,900
  Ambac Financial Group ....................           26,200        1,532,700
  Bank of Boston ...........................           12,400          689,750
  Blanch(E.W.)Holdings .....................           54,500        2,002,875
  FINOVA Group .............................           21,100        1,194,788
  FIRST AMERICAN (TENNESSEE) ...............           73,500        3,539,484
 *Heller Financial .........................           44,100        1,323,000
 +Household International ..................           34,700        1,726,325
  National City ............................           12,300          873,300
  PartnerRe ................................           18,000          918,000
  Peoples Heritage Financial Group .........           75,700        1,790,778
                                                                   -----------
                                                                    17,115,900
                                                                   -----------
  BUILDINGS & MATERIALS - 0.34%
 *Dal-Tile International ...................            6,300           61,819
 *J. Ray McDermott, S.A ....................            8,700          361,050
                                                                   -----------
                                                                       422,869
                                                                   -----------
  CABLE, MEDIA, & PUBLISHING - 6.75%
 *Chancellor Media Class A .................           34,600        1,718,106
+*Jacor Communications .....................           23,200        1,370,250
  Lamar Advertising ........................           31,100        1,109,881
 *Snyder Communications ....................           62,900        2,767,600
 *World Color Press ........................           38,300        1,340,500
                                                                   -----------
                                                                     8,306,337
                                                                   -----------
  COMPUTERS & TECHNOLOGY - 19.57%
 +12 Technologies ..........................           40,800        1,435,650
+*Acxiom ...................................           63,200        1,581,975
 +BMC SOFTWARE .............................           59,500        3,092,141
  Citrix Systems ...........................           12,400          848,238
 *COMPUWARE ................................           62,100        3,172,922
 *DST Systems ..............................           12,200          683,200
 *Fore Systems .............................           60,900        1,611,947
+*J.D. Edwards .............................           40,300        1,730,381
  Linear Technology ........................           24,900        1,501,781

----------
Top 10 stock holdings, representing 29.0% of net assets, are printed in boldface.

                                                        NUMBER        MARKET
                                                      OF SHARES       VALUE
  COMMON STOCK (CONTINUED)
  COMPUTERS & TECHNOLOGY (CONTINUED)
 *Network Appliance ........................           15,700      $   610,828
 +Network Associates .......................           24,850        1,188,917
 *PLATINUM Technology ......................           83,700        2,393,297
 *PMC - Sierra .............................           14,600          683,463
 *Sterling Commerce ........................           46,319        2,246,451
 *SunGuard Data Systems ....................           33,600        1,289,400
                                                                   -----------
                                                                    24,070,591
                                                                   -----------
  CONSUMER PRODUCTS - 3.12%
 *Gemstar International Group Limited.......           58,600        2,184,681
 *Henry Schein .............................           36,000        1,653,750
                                                                   -----------
                                                                     3,838,431
                                                                   -----------
  ELECTRONICS & ELECTRICAL EQUIPMENT - 2.67%
+*Analog Devices ...........................           45,700        1,122,506
+*MMC Networks .............................           40,800        1,299,225
 *Xilinx ...................................           25,200          857,587
                                                                   -----------
                                                                     3,279,318
                                                                   -----------
  ENVIRONMENTAL SERVICES - 2.20%
 *Republic Services Class A ................           12,900          309,600
+*USA Waste Services .......................           48,548        2,397,033
                                                                   -----------
                                                                     2,706,633
                                                                   -----------
  FOOD, BEVERAGE, & TOBACCO - 2.43%
 *Aurora Foods .............................           22,000          464,750
  Food Lion ................................           42,800          433,350
  Food Lion Class A ........................           69,300          734,147
+*Starbucks ................................           25,400        1,356,519
                                                                   -----------
                                                                     2,988,766
                                                                   -----------
  HEALTHCARE & PHARMACEUTICALS - 6.82%
 *HEALTH MANAGEMENT ASSOCIATES
   CLASS A .................................          128,418        4,293,960
+*Healthsouth ..............................           59,400        1,585,238
+*Phycor ...................................           67,600        1,117,512
 *Quorum Health Group ......................           52,500        1,389,609
                                                                   -----------
                                                                     8,386,319
                                                                   -----------

DELCAP SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                     NUMBER           MARKET
                                                   OF SHARES          VALUE
  COMMON STOCK (CONTINUED)
  LEISURE, LODGING & ENTERTAINMENT - 5.98%
 *OUTBACK STEAKHOUSE ...................             80,600        $ 3,140,881
+*Papa John's International ............             59,300          2,340,497
+*Prime Hospitality ....................             55,300            964,294
  Royal Caribbean Cruises ..............             11,500            914,250
                                                                   -----------
                                                                     7,359,922
                                                                   -----------
  RETAIL - 10.38%
  BED BATH & BEYOND ....................             80,300          4,163,053
 *CompUSA ..............................             37,100            670,119
 +Fastenal .............................             23,900          1,110,603
 *Guitar Center ........................             10,500            316,969
  KOHL'S ...............................             56,000          2,905,000
 +STAPLES ..............................            124,200          3,597,919
                                                                   -----------
                                                                    12,763,663
                                                                   -----------
  REAL ESTATE - 0.62%
 *Catellus Development .................             43,200            764,100
                                                                   -----------
                                                                       764,100
                                                                   -----------
  TELECOMMUNICATIONS - 9.79%
+*ASCEND COMMUNICATIONS ................             79,900          3,957,547
 +Clear Channel Communications .........             23,700          2,586,263
 *Heftel Broadcasting ..................             19,900            888,659

                                                        NUMBER        MARKET
                                                      OF SHARES       VALUE
  COMMON STOCK (CONTINUED)
  TELECOMMUNICATIONS (CONTINUED)
 *Pacific Gateway Exchange .................           18,300      $   733,716
 +Star Telecommunications ..................           75,900        1,695,891
+*Tellabs ..................................           30,500        2,183,609
                                                                   -----------
                                                                    12,045,685
                                                                   -----------
  TEXTILES, APPAREL & FURNITURE - 1.09%
 *Jones Apparel Group ......................           36,700        1,341,844
                                                                   -----------
                                                                     1,341,844
                                                                   -----------
  TRANSPORTATION & SHIPPING - 1.65%
 +Gatx .....................................           29,600        1,298,700
  Knight Transportation ....................           37,800          730,012
                                                                   -----------
                                                                     2,028,712
                                                                   -----------
  UTILITIES - 3.11%
 *AES ......................................           72,794        3,826,235
                                                                   -----------
                                                                     3,826,235
                                                                   -----------
  MISCELLANEOUS - 1.94%
 *Cendant ..................................           59,650        1,245,194
 *Cornell Corrections ......................           39,500          829,500
 +Personnel Group of America ...............           15,500          310,000
                                                                   -----------
                                                                     2,384,694
                                                                   -----------
  TOTAL COMMON STOCK
  (COST $87,409,360) .......................                       113,630,019
                                                                   -----------

DELCAP SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL            MARKET
                                                   AMOUNT             VALUE
REPURCHASE AGREEMENTS - 8.21%
With Chase Manhattan 5.85%
 07/01/98 (dated 06/30/98,
 collateralized by $3,764,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $3,782,221) ..............         $3,689,000         $3,689,000
With JP Morgan Securities 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $3,006,000
 U.S. Treasury Notes
 6.25% due 02/15/03,
 market value $3,159,108
 and $118,000
 U.S.Treasury Notes
 5.50% due 03/31/03,
 market value $119,277) ................          3,208,000          3,208,000
With PaineWebber 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $1,077,000
 U.S. Treasury Notes 5.875%
 due 01/31/99, market value
 $1,105,547 and $2,110,000
 U.S. Treasury Notes 6.00%
 due 08/31/99,
 market value $2,167,492) ..............        $ 3,208,000        $ 3,208,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
 (COST $10,105,000) ....................                            10,105,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 100.58% (COST $97,514,360)......................................                $123,735,019

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.58%)..........................................                    (714,042)
                                                                                                                   ------------

NET ASSETS APPLICABLE TO 6,936,780 SHARES ($0.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $17.73 PER SHARE - 100.00%.........................................................                $123,020,977
                                                                                                                   ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock $0.01 par value, 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series........................................................                 $91,670,009
Undistributed net investment loss..................................................................                    (133,927)
Accumulated net realized gain on investments.......................................................                   5,264,236
Net unrealized appreciation on investments.........................................................                  26,220,659
                                                                                                                   ------------
Total net assets...................................................................................                $123,020,977
                                                                                                                   ============

----------
*Non-income producing security.
+Security is partially or fully on loan.

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DECATUR TOTAL RETURN SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                    NUMBER           MARKET
                                                  OF SHARES          VALUE
COMMON STOCK - 97.23%
AUTOMOBILES & AUTOMOTIVE PARTS - 5.51%
 Cooper Industries ....................             72,900       $  4,004,944
 Ford Motor ...........................            143,900          8,490,100
 General Motors .......................            121,100          8,090,994
 Tenneco ..............................            234,400          8,921,850
                                                                  -----------
                                                                   29,507,888
                                                                  -----------
 BANKING, FINANCE
  & INSURANCE - 22.24%
+AMERICAN GENERAL .....................            158,700         11,297,456
 Aon ..................................            138,625          9,738,406
 BANK OF BOSTON .......................            197,200         10,969,250
 BankAmerica ..........................             97,900          8,462,231
 Crestar Financial ....................            146,600          7,998,863
 First Chicago NBD ....................            101,800          9,022,025
+First Union ..........................            170,826          9,950,615
 Fleet Financial Group ................             72,500          6,053,750
 Mellon Bank ..........................            100,700          7,011,238
+Mercantile Bancorporation ............            120,100          6,050,038
 National City ........................             83,500          5,928,500
 PNC Financial Group ..................             15,400            828,713
 SAFECO ...............................            124,100          5,634,916
+St. Paul .............................            184,600          7,764,738
 Summit Bancorp .......................            124,575          5,917,313
+U.S. Bancorp .........................            151,500          6,514,500
                                                                  -----------
                                                                  119,142,552
                                                                  -----------
 CABLE, MEDIA & PUBLISHING - 3.02%
 MCGRAW-HILL ..........................            198,300         16,173,844
                                                                  -----------
                                                                   16,173,844
                                                                  -----------
 CHEMICALS - 5.72%
 duPont(E.I.)deNemours ................             82,100          6,126,713
+Hercules .............................             41,200          1,694,350
 HOECHST ADR ..........................            250,100         12,411,213
+Imperial Chemical ADR ................            156,600         10,100,700
 PPG Industries .......................              4,500            313,031
                                                                  -----------
                                                                   30,646,007
                                                                  -----------
 CONSUMER PRODUCTS - 3.38%
 Kimberly-Clark .......................            153,800          7,055,575
+MINNESOTA MINING &
  MANUFACTURING .......................            134,700         11,070,656
                                                                  -----------
                                                                   18,126,231
                                                                  -----------

---------
Top 10 stock holdings, representing 23.6% of net assets, are printed in boldface.

                                                    NUMBER           MARKET
                                                  OF SHARES          VALUE
 COMMON STOCK (CONTINUED)
 ELECTRONICS & ELECTRICAL
  EQUIPMENT - 4.85%
+AMP ....................................           169,500       $ 5,826,563
 Eaton ..................................            46,800         3,638,700
 Emerson Electric .......................           170,700        10,295,344
+Thomas & Betts .........................           126,400         6,225,200
                                                                  -----------
                                                                   25,985,807
                                                                  -----------
 ENERGY - 11.20%
 Atlantic Richfield .....................           129,900        10,148,438
 British Petroleum ADR ..................            81,342         7,178,467
+Chevron ................................           126,500        10,507,406
 Consolidated Natural Gas ...............           134,500         7,918,688
+Enron ..................................           126,700         6,849,719
 USX-Marathon Group .....................           237,100         8,135,494
+Williams ...............................           274,900         9,277,875
                                                                  -----------
                                                                   60,016,087
                                                                  -----------
 ENVIROMENTAL SERVICES - 1.52%
+Browning Ferris ........................           233,980         8,130,805
                                                                  -----------
                                                                    8,130,805
                                                                  -----------
 FOOD, BEVERAGE & TOBACCO - 9.51%
 BESTFOODS ..............................           238,800        13,865,325
 ConAgra ................................           302,800         9,594,975
 Fortune Brands .........................           273,900        10,528,031
 Heinz (H.J.) ...........................           134,800         7,565,650
 Philip Morris ..........................           239,200         9,418,500
                                                                  -----------
                                                                   50,972,481
                                                                  -----------
 HEALTHCARE & PHARMACEUTICALS - 9.67%
 AMERICAN HOME PRODUCTS .................           275,200        14,241,600
 BAXTER INTERNATIONAL ...................           209,600        11,279,100
+Glaxo Wellcome ADR .....................           126,000         7,536,375
 Merck & Company ........................            58,500         7,824,375
 Pharmacia & Upjohn .....................           237,400        10,950,075
                                                                  -----------
                                                                   51,831,525
                                                                  -----------
 METALS & MINING - 2.32%
+Allegheny Teledyne .....................           295,500         6,759,563
+Aluminum Company of America ............            86,300         5,690,406
                                                                  -----------
                                                                   12,449,969
                                                                  -----------
 PAPER & FOREST PRODUCTS - 1.97%
+Union Camp .............................           105,700         5,245,363
 Weyerhaeuser ...........................           114,300         5,279,231
                                                                  -----------
                                                                   10,524,594
                                                                  -----------

DECATUR TOTAL RETURN SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                    NUMBER           MARKET
                                                  OF SHARES          VALUE
 COMMON STOCK (CONTINUED)
 RETAIL - 4.18%
 MAY DEPARTMENT STORES ................            176,200       $ 11,541,100
+Penney (J.C.) ........................            149,900         10,839,644
                                                                  -----------
                                                                   22,380,744
                                                                  -----------
 TELECOMMUNICATIONS - 7.55%
 AT&T .................................             70,400          4,021,600
 Bell Atlantic ........................            167,700          7,651,313
+Cable & Wireless ADR .................            159,100          5,866,813
 Frontier .............................            265,300          8,356,950
 GTE ..................................            145,800          8,110,125
+SBC Communications ...................            161,400          6,456,000
                                                                  -----------
                                                                   40,462,801
                                                                  -----------
 TRANSPORTATION & SHIPPING - 0.78%
+British Airways ADR ..................             34,100          3,667,881
 Norfolk Southern .....................             17,100            509,794
                                                                  -----------
                                                                    4,177,675
                                                                  -----------
 UTILITIES - 1.30%
+Southern .............................            252,200          6,982,788
                                                                  -----------
                                                                    6,982,788
                                                                  -----------
 MISCELLANEOUS - 2.51%
 PITNEY BOWES .........................            278,900         13,422,063
                                                                  -----------
                                                                   13,422,063
                                                                  -----------
 TOTAL COMMON STOCK
  (COST $451,552,825) .................                          $520,933,861
                                                                  -----------
----------
+Security is partially or fully on loan.
ADR - American Depository Receipt

                                                PRINCIPAL            MARKET
                                                  AMOUNT              VALUE
REPURCHASE AGREEMENTS - 2.62%
With Chase Manhattan 5.85%
 07/01/98 (dated 06/30/98,
 collateralized by $5,260,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $5,234,897) ..............        $ 5,131,000        $ 5,131,000
With J.P. Morgan Securities 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $4,181,000
 U.S. Treasury Notes
 6.25% due 02/15/03,
 market value $4,393,052, and
 $164,000 U.S. Treasury Notes
 5.50% due 03/31/03,
 market value $165,866) ................          4,460,000          4,460,000
With PaineWebber 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $1,498,000
 U.S. Treasury Notes
 5.875% due 01/31/99,
 market value $1,537,372, and
 $2,935,000 U.S. Treasury Notes
 6.00% due 08/31/99,
 market value $3,014,112) ..............          4,461,000          4,461,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
 (COST $14,052,000) ....................                            14,052,000
                                                                   -----------


TOTAL MARKET VALUE OF SECURITIES - 99.85% (COST $465,604,825)......................................                $534,985,861

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.15%............................................                     803,734
                                                                                                                   ------------

NET ASSETS APPLICABLE TO 27,704,927 SHARES ($0.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $19.34 PER SHARE - 100.00%...........................................................                $535,789,595
                                                                                                                   ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series........................................................               $ 435,529,293
Undistributed net investment income................................................................                   1,914,174
Accumulated net realized gain on investments.......................................................                  28,965,092
Net unrealized appreciation of investments.........................................................                  69,381,036
                                                                                                                   ------------
Total net assets...................................................................................                $535,789,595
                                                                                                                   ============


                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DELAWARE SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)
                                                    NUMBER           MARKET
                                                  OF SHARES          VALUE
 COMMON STOCK - 71.24%
 AEROSPACE & DEFENSE - 0.50%
 GenCorp ..................................           32,900      $   830,725
                                                                  -----------
                                                                      830,725
                                                                  -----------
 AUTOMOBILES & AUTOMOTIVE PARTS - 1.59%
+Danaher ..................................           72,000        2,641,500
                                                                  -----------
                                                                    2,641,500
                                                                  -----------
 BANKING, FINANCE, & INSURANCE - 15.40%
 AFLAC ....................................           97,400        2,952,438
 American International Group .............           13,950        2,036,700
 Chubb ....................................           13,800        1,109,175
+EQUIFAX ..................................          127,300        4,622,581
 FEDERAL HOME LOAN ........................          107,100        5,040,394
 Federal National Mortgage ................           32,800        1,992,600
 Nationwide Financial Services
  Class A .................................           36,800        1,876,800
+PMI Group ................................           29,900        2,193,913
 SAFECO ...................................           31,400        1,425,756
+UNUM .....................................           40,700        2,258,850
                                                                  -----------
                                                                   25,509,207
                                                                  -----------
 BUILDINGS & MATERIALS - 3.11%
 MASCO ....................................           85,300        5,160,650
                                                                  -----------
                                                                    5,160,650
                                                                  -----------
 CHEMICALS - 1.28%
 Valspar ..................................           53,500        2,119,938
                                                                  -----------
                                                                    2,119,938
                                                                  -----------
 COMPUTERS & TECHNOLOGY - 3.23%
 Hewlett-Packard ..........................           48,900        2,927,888
 SunGuard Data Systems ....................           15,500          594,813
 Wallace Computer Services ................           76,700        1,821,625
                                                                  -----------
                                                                    5,344,326
                                                                  -----------
 CONSUMER PRODUCTS - 0.54%
 General Electric .........................            9,900          900,900
                                                                  -----------
                                                                      900,900
                                                                  -----------
 ELECTRONICS & ELECTRICAL EQUIPMENT - 4.87%
 Intel ....................................           25,000        1,852,344
 SYMBOL TECHNOLOGIES ......................          130,300        4,918,825
 Teleflex .................................           34,000        1,292,000
                                                                  -----------
                                                                    8,063,169
                                                                  -----------
----------
Top 10 stock holdings, representing 27.0% of net assets, are printed in boldface.

                                                    NUMBER           MARKET
                                                  OF SHARES          VALUE
 COMMON STOCK (CONTINUED)
 ENERGY - 2.82%
 Compagnie Francaise de
  Petroleum Total .........................           29,558      $ 1,932,354
 Kerr-McGee ...............................           24,400        1,412,150
+Royal Dutch Petroleum ....................           24,300        1,331,944
                                                                  -----------
                                                                    4,676,448
                                                                  -----------
 ENVIRONMENTAL SERVICES - 2.97%
 ECOLAB ...................................          158,300        4,907,300
                                                                  -----------
                                                                    4,907,300
                                                                  -----------
 FOOD, BEVERAGE & TOBACCO - 5.01%
+ConAgra ..................................           55,900        1,771,331
 Hannaford Brothers .......................           26,100        1,148,400
 Philip Morris ............................           61,000        2,401,875
 Ralston-Purina Group .....................           12,100        1,413,431
 Universal Foods ..........................           70,400        1,562,000
                                                                  -----------
                                                                    8,297,037
                                                                  -----------
 HEALTHCARE & PHARMACEUTICALS - 7.67%
 AMERICAN HOME PRODUCTS ...................          100,200        5,185,350
 Johnson & Johnson ........................           39,600        2,920,500
 Stewart Enterprises ......................           81,000        2,169,281
+Tyco International .......................           38,600        2,431,800
                                                                  -----------
                                                                   12,706,931
                                                                  -----------
 PACKAGING & CONTAINERS - 0.32%
+Sealed Air ...............................           14,526          533,816
                                                                  -----------
                                                                      533,816
                                                                  -----------
 REAL ESTATE - 2.19%
 Developers Diversified Realty.............           18,700          732,806
 Highwoods Properties .....................           17,500          565,469
 Nationwide Health Properties .............           33,900          809,363
+Storage USA ..............................           20,800          728,000
 Sun Communities ..........................           23,600          781,750
                                                                  -----------
                                                                    3,617,388
                                                                  -----------
 RETAIL - 7.34%
+INTIMATE BRANDS ..........................          108,600        2,993,288
 May Department Stores ....................           15,900        1,041,450
+RITE AID .................................          159,100        5,976,194
 Sherwin-Williams .........................           64,600        2,139,875
                                                                  -----------
                                                                   12,150,807
                                                                  -----------

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                   NUMBER           MARKET
                                                 OF SHARES          VALUE
COMMON STOCK (CONTINUED)
TELECOMMUNICATIONS - 3.76%
+ALLTEL ..............................            40,400      $  1,878,600
 Ericsson (LM) Telefonaktiebolaget
  ADR ................................            49,000         1,405,688
+SBC COMMUNICATIONS ..................            73,600         2,944,000
                                                              ------------
                                                                 6,228,288
                                                              ------------
 TEXTILES, APPAREL & FURNITURE - 3.95%
 HON Industries ......................            72,000         2,443,500
 Hillenbrand Industries ..............            38,400         2,304,000
 Miller (Herman) .....................            37,000           898,406
 Newell ..............................            18,100           901,606
                                                              ------------
                                                                 6,547,512
                                                              ------------
 UTILITIES - 1.14%
 CMS Energy ..........................            32,000         1,408,000
+Edison International ................            16,000           473,000
                                                              ------------
                                                                 1,881,000
                                                              ------------
 MISCELLANEOUS - 3.55%
 Federal Signal ......................           112,100         2,725,431
 Pentair .............................            27,600         1,173,000
+Service International ...............            46,200         1,980,825
                                                              ------------
                                                                 5,879,256
                                                              ------------
 TOTAL COMMON STOCK
  (COST $93,463,181) .................                         117,996,198
                                                              ------------

 CONVERTIBLE PREFERRED STOCK - 0.44%
 METALS & MINING - 0.44%
 Freeport-McMoRan Copper & Gold ......            37,600           733,200
                                                              ------------
 TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $898,510) ....................                             733,200
                                                              ------------

 WARRANTS - 0.33%
 Sealed Air ..........................            12,873           540,645
                                                              ------------
 TOTAL WARRANTS (COST $575,221) ......                             540,645
                                                              ------------
                                              PRINCIPAL
                                                AMOUNT
 ASSET BACKED SECURITIES - 4.82%
 American Finance Home Equity
  Series 94-2A1 6.95% 6/25/24 ........      $     34,591            34,654
  Series 92-5A 7.20% 2/15/08 .........            70,508            71,269
  Series 91-1A 8.00% 7/25/06 .........             7,450             7,593
 California Infrastructure PG&E
  Series 97-1A4 6.16% 6/25/03 ........           640,000           643,072

                                                    PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
 ASSET BACKED SECURITIES (CONTINUED)
 Chase Manhattan RV Owner Trust
  Series 1997-A A9 6.32% 12/15/08 ...........      $  145,000      $  146,392
 CIT RV Trust
  Series 97-A A5 6.25% 11/17/08 .............         570,000         573,078
  Series 98-A A5 6.12% 7/15/14 ..............         535,000         541,520
 EQCC Series 1998-2 A3F
  6.23% 3/15/13 .............................         500,000         500,156
 First Plus Home Loan Trust Series
  98-3 A3 6.27% 5/10/13 .....................         650,000         651,828
 First Union Residential Securitization
  Tax Series 96-A2 6.46% 9/25/11 ............         555,000         555,167
 First USA Credit Card Master Trust
  Series 97-10 A 5.75% 9/17/03 ..............         125,000         125,038
 MetLife Capital Equipment
  Loan Trust Series 97-AA
  6.85% 5/20/08 .............................         420,000         431,634
 NationsCredit Grantor Trust
  Series 96-1 A 5.85% 9/15/11 ...............         181,597         180,307
  Series 97-2 A1 6.35% 4/15/14 ..............         327,228         329,989
 Neiman Marcus Group Series 95-1 A
  7.60% 6/15/03 .............................         180,000         185,953
 Oakwood Mortgage Investors
  Series 97C A3 6.65% 11/15/27 ..............         560,000         568,872
 Standard Credit Card Master
  Trust Series 94-4A 8.25% 11/7/03 ..........         600,000         641,311
 The Money Store Home Equity Trust
  Series 97-C AH5 6.59% 2/15/15 .............         500,000         504,700
  Series 97-AA9 7.235% 4/15/27 ..............         330,000         338,844
 UCFC Home Equity Loan
  Series 96-B1 A3 7.30% 4/15/14 .............         460,000         462,760
 World Omni Automobile Lease
  Securitization Series 97-BA4
  6.20% 11/25/03 ............................         490,000         492,842
                                                                   ----------
 TOTAL ASSET-BACKED SECURITIES
 (COST $7,931,230) ..........................                       7,986,979
                                                                   ----------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.00%
 Asset Securitization Corporation
  Series 97-D5 A2 6.81% 2/14/4 ..............         480,000         497,025
  Series 97-D5 A3 6.864% 2/14/41 ............         375,000         386,602
  Series 96-D2 A1 6.92% 2/14/29 .............         364,452         379,428
  Series 96-D3 A1B 7.21% 10/13/26 ...........         360,000         378,394

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
COLLATERALIZED MORTAGE
OBLIGATIONS (CONTINUED)
 Series 97-D4 A1A 7.35% 4/14/29 ..............      $  221,796      $  229,316
 Series 97-MD7 A3 7.57% 1/13/30 ..............         400,000         432,563
Chase Commercial Mortgage Securities
 Series 96-2 C 6.90% 11/19/06 ................         250,000         253,438
GE Capital Mortgage Services
 Series 94-2 A3 5.40% 1/25/09 ................          69,776          69,518
 Series 98-6 1A6 6.75% 4/25/28 ...............         380,000         379,763
LB Commercial Conduit Mortgage
 Trust Series 98-Cl C 6.68% 2/18/08 ..........         470,000         473,819
Lehman Large Loan
 Series 97-LLI A1 6.79% 6/12/04 ..............         438,444         450,022
Mortgage Capital Funding Conti Series
 96-MC2 C 7.224% 9/20/06 .....................         245,000         254,341
 Series 96-MCI-D 7.80% 4/15/06 ...............         300,000         321,094
Nomura Asset Securities
 Series 93-1 A1 6.68% 12/15/01 ...............         341,846         347,081
 Series 96-MD5 A3 7.64% 4/13/36 ..............         340,000         368,156
 Series 95-MD3 A1A 8.17% 8/4/20 ..............         319,686         332,224
Residential Accredit Loans
 Series 98-QS9 A3 6.75% 8/25/28 ..............         400,000         401,938
 Series 96-QS3 A13 7.29% 6/25/26 .............         147,970         148,295
 Series 96-QS2 A6 7.45% 4/25/23 ..............         445,000         453,135
 Series 97-AS3 A3 7.50% 4/25/27 ..............         445,000         451,119
 Series 97-QS6 A5 7.50% 6/25/12 ..............         356,458         372,526
Residential Funding Mortgage
 Security I Series 98-S6 A6
 6.75% 3/25/28 ...............................         510,000         509,283
 Series 96-S9 7.25% 4/25/26 ..................         378,022         389,854
                                                                    ----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (COST $8,091,057) ...............                       8,278,934
                                                                    ----------
CORPORATE BONDS - 4.50%
ABN-AMRO Bank NV 8.25% 8/1/09.................          80,000          90,000
Banco Santiago S.A. 7.00% 7/18/07 ............         280,000         258,300
Commercial Credit 6.50% 8/1/04 ...............         450,000         455,625
Consumers Energy 6.38% 2/1/08 ................         380,000         375,250
Continental Airlines pass thru
 certificates 6.80% 1/2/09 ...................         395,000         401,419
                                                   PRINCIPAL          MARKET
                                                     AMOUNT            VALUE
                                                  -----------      -------------
 CORPORATE BONDS (CONTINUED)
 Credit Foncier de France
  8.00% 1/14/02 ...........................       $  370,000       $  392,663
 Federal Express pass thru certificates
  7.65% 1/15/14 ...........................          443,421          468,364
 Firstar Capital Trust I
  8.32% 12/15/26 ..........................          260,000          287,625
 General Electric Capital
  5.89% 5/11/01 ...........................          670,000          671,675
 Health and Retirement Properties
  6.75% 12/18/02 ..........................          400,000          402,500
 MCI Communications 6.13% 4/15/02 .........          350,000          349,563
 Raytheon 5.95% 3/15/01 ...................          350,000          350,000
+Sony 6.13% 3/4/03 ........................          660,000          664,125
 Southern Investments United Kingdom
  unsec sr nts 6.38% 11/15/01 .............          250,000          251,563
 Summit Bank 6.75% 6/15/03 ................          320,000          326,800
+Travelers Property Casualty
  6.75% 4/15/01 ...........................          775,000          790,500
 U.S. Bancorp sub nts 8.13% 5/15/02 .......          430,000          458,488
 U.S. Bank N.A. 6.50% 2/1/08 ..............          450,000          457,875
                                                                   ----------
 TOTAL CORPORATE BONDS
  (COST $7,325,277) .......................                         7,452,335
                                                                   ----------
 MORTGAGE-BACKED SECURITIES - 4.59%
 Federal National Mortage Association
  6.00% 3/1/11 to 4/1/13 ..................          937,170          929,117
 Federal National Mortage Association
  6.50% 4/1/13 to 6/1/28 ..................        4,525,084        4,529,060
 Federal National Mortgage Association
  7.00% 5/1/12 ............................          496,000          506,385
 Federal National Mortgage Association
  7.50% 6/1/98 ............................          404,139          415,253
 Federal National Mortgage Association
  9.50% 6/1/19 ............................          197,203          212,610
 Goverment National Mortgage
  Association 6.50% 12/15/23
  to 1/15/24 ..............................           86,755           87,108
 Government National Mortgage
  Association 7.00% 5/15/28 ...............          914,965          930,119
                                                                   ----------
 TOTAL MORTGAGE-BACKED SECURITIES
  (COST $7,563,531) .......................                         7,609,652
                                                                   ----------

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                   PRINCIPAL         MARKET
                                                     AMOUNT          VALUE
 MUNICIPAL BONDS - 0.23%
 Philadelphia Pennsylvania Industrial
  Development Authority Revenue
  Series 97 6.49% 6/15/04 .................       $  371,716       $  375,201
                                                                   ----------
 TOTAL MUNICIPAL BONDS
  (COST $371,716) .........................                           375,201
                                                                   ----------

 U.S. TREASURY OBLIGATIONS - 5.25%
+U.S. Treasury Bond 7.50% 11/15/16 ........          925,000        1,110,620
 U.S. Treasury Note 5.38% 2/15/01 .........        3,080,000        3,069,743
 U.S. Treasury Note 5.50% 3/31/00 .........          220,000          220,015
+U.S. Treasury Note 5.50% 2/15/08 .........        2,195,000        2,193,222
+U.S. Treasury Note 5.75% 8/15/03 .........          430,000          434,708
 U.S. Treasury Note 6.26% 4/30/01 .........          250,000          254,698
+U.S. Treasury Note 6.38% 8/15/27 .........        1,285,000        1,413,309
                                                                   ----------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,559,305) .......................                         8,696,315
                                                                   ----------
 REPURCHASE AGREEMENTS - 3.85%
 With Chase Manhattan 5.85% 7/01/98
  (dated 6/30/98 collateralized by
  $2,388,000 U.S. Treasury Notes
  5.375% due 06/30/03,
  market value $2,376,417)  ...............        2,329,000        2,329,000

----------
+Security is partially or fully on loan.

                                                   PRINCIPAL        MARKET
                                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS (CONTINUED)
With J.P. Morgan Securties 5.75%
 7/01/98 (dated 6/30/98 collateralized
 by $1,898,000 U.S. Treasury Notes
 6.25% due 2/15/03, market value
 $1,994,256 and $74,000 U.S. Treasury
 Notes 5.50% due 3/31/03, market
 value $75,296) ............................       $2,025,000       $2,025,000
With PaineWebber 5.75% 7/01/98
 (dated 6/30/98 collateralized by
 $1,332,000 U.S. Treasury Notes
 6.00% due 8/15/99, market value
 $1,368,276 and $680,000 U.S. Treasury
 Notes 5.875% due 1/31/99, market
 value $697,900) ...........................        2,025,000        2,025,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
 (COST $6,379,000) .........................                         6,379,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES - 100.25% (COST $141,158,028).....................................               $166,048,459

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.25%)..........................................                   (413,407)
                                                                                                                  ------------

NET ASSETS APPLICABLE TO 8,873,738 SHARES ($0.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO
$18.67 PER SHARE - 100.00%.........................................................................               $165,635,052
                                                                                                                  ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $ 0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated
to the Series......................................................................................               $133,339,812
Undistributed net investment income................................................................                  1,355,893
Accumulated net realized gain on investments.......................................................                  6,048,916
Net unrealized appreciation of investments.........................................................                 24,890,431
                                                                                                                  ------------
Total net assets...................................................................................               $165,635,052
                                                                                                                  ============

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DELCHESTER SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
CORPORATE BONDS - 91.24%
AEROSPACE & DEFENSE - 0.46%
Federal Data sr sub nts
 10.125% 8/1/05 ............................       $  550,000       $  568,563
                                                                    ----------
                                                                       568,563
                                                                    ----------
AUTOMOBILES & AUTOMOTIVE PARTS - 2.95%
ADV Accessory/AAS Capital sr sub nts
 9.75% 10/1/07 .............................          650,000          658,125
CSK Auto sr sub nts 11.00% 11/1/06 .........          130,000          143,000
Federal Mogul nts 7.875% 7/1/10 ............          225,000          226,125
Motors and Gears sr nts
 10.75% 11/15/06 ...........................          700,000          754,250
Newcor sr sub nts 9.875% 3/1/08 ............          300,000          303,750
Ryder Transportation sr sub nts
 10.00% 12/1/06 ............................          275,000          319,688
Stanadyne Automotive sr sub nts
 10.25% 12/15/07 ...........................          800,000          820,000
Talon Automotive sr sub nts
 9.625% 5/1/08 .............................          400,000          405,000
                                                                    ----------
                                                                     3,629,938
                                                                    ----------
BANKING, FINANCE & INSURANCE - 1.31%
American Banknote unsec sr sub nts
 11.25% 12/1/07 ............................        1,500,000        1,522,500
Western Financial Bank-FSB sub debs
 8.875% 8/1/07 .............................          100,000           94,875
                                                                    ----------
                                                                     1,617,375
                                                                    ----------
BUILDINGS & MATERIALS - 3.50%
American Builders and Contractors
 sr unsec sub nts 10.625% 5/15/07 ..........          225,000          233,156
Atrium sr sub nts 10.50% 11/15/06 ..........          400,000          425,000
Clark Materials Handling unsec sr nts
 10.75% 11/15/06 ...........................          500,000          541,250
Collins & Aikman Floorcovers
 sr sub nts 10.00% 1/15/07 .................          250,000          261,250
Nortek sr nts 9.25% 3/15/07 ................          500,000          516,250
Reliant Building Products sr sub nts
 10.875% 5/1/04 ............................          100,000          100,750
Safelite Glass sr sub nts
 9.875% 12/15/06 ...........................          500,000          530,000
Wesco Distribution sr sub nts
 9.125% 6/1/08 .............................          750,000          743,438

                                                    PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
BUILDINGS & MATERIALS (CONTINUED)
Wesco International sr disc nts
 0.00%/11.125% 6/1/08 ........................      $  750,000      $  440,625
Williams Scotsman sr nts
 9.875% 6/1/07 ...............................         500,000         522,500
                                                                    ----------
                                                                     4,314,219
                                                                    ----------
CABLE, MEDIA & PUBLISHING - 4.66%
Falcon Holdings debs
 0.00%/9.285% 4/15/10 ........................       1,500,000         969,370
Marcus Cable sr disc nts
 0.00%/14.25% 12/15/05 .......................         400,000         373,500
Marsulex sr sub nts 9.625% 7/1/08 ............         150,000         153,000
Northland Cable Television sr sub nts
 10.25% 11/15/07 .............................         750,000         802,500
PSI Net sr nts 10.00% 2/15/05.................         400,000         410,000
PX Escrow sr disc nts
 0.00%/9.625% 2/1/06 .........................       1,250,000         903,125
Pathnet units 12.25% 4/15/08 .................         300,000         325,500
Pegasus Communications sr nts
 9.625% 10/15/05 .............................         250,000         258,125
RH Donnelly sr sub nts
 9.125% 6/1/08 ...............................          25,000          25,500
Sullivan Graphics sr sub nts
 12.75% 8/1/05 ...............................         250,000         264,688
Trump Atlantic City Association II 1st
 mtg nts 11.25% 5/1/06 .......................         400,000         398,000
United International Holdings sr disc
 nts 0.00%/10.75% 2/15/08  ...................       1,400,000         864,500
                                                                    ----------
                                                                     5,747,808
                                                                    ----------
CHEMICALS - 3.58%
Aqua Chem sr sub nts 11.25% 7/1/08 ...........         800,000         812,000
Huntsman sr sub nts 9.50% 7/1/07 .............         400,000         410,000
Koppers unsec sr sub nts
 9.875% 12/1/07 ..............................         500,000         520,000
LaRoche Industries sr sub nts
 9.50% 9/15/07 ...............................       1,500,000       1,477,500
PCI Chemical Canada company
 guaranteed sub nts 9.25% 10/15/07 ...........          50,000          48,750
Philipp Brothers sr sub nts
 9.875% 6/1/08 ...............................         400,000         404,000
Sterling Chemical Holdings sr disc nts
 0.00%/13.50% 8/15/08 ........................       1,275,000         742,688
                                                                    ----------
                                                                     4,414,938
                                                                    ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  COMPUTERS & TECHNOLOGY - 0.68%
  Cellnet Data Systems sr disc nts
   0.00%/14.00% 10/1/07 .....................      $1,000,000      $  573,750
  Statia Terminals mtg nts
   11.75% 11/15/03 ..........................         250,000         263,125
                                                                   ----------
                                                                      836,875
                                                                   ----------
  CONSUMER PRODUCTS - 4.57%
  Calmar sr sub nts 11.50% 8/15/05 ..........         500,000         576,250
  Desa International sr sub nts
   9.875% 12/15/07 ..........................         615,000         616,538
  Drypers sr nts 10.25% 6/15/07                       500,000         516,875
  French Fragrance sr nts
   10.375% 5/15/07 ..........................       1,000,000       1,070,000
  Iron Age sr sub nts 9.875% 5/1/08 .........         500,000         501,250
  Prime Succession Acquisition sr sub nts
   10.75% 8/15/04 ...........................         200,000         219,500
  Revlon Consumer Products sr sub nts
   8.625% 2/1/08 ............................         100,000         100,500
**Revlon Worldwide sr disc nts
   9.57% 3/15/01 ............................         600,000         465,750
  Riddell Sports sr unsec sub nts
   10.50% 7/15/07 ...........................         400,000         419,000
  Spin Cycle units 0.00%/12.75%
   5/1/05 ...................................         500,000         357,500
  Zeta Consumer Products sr nts
   11.25% 11/30/07 ..........................         800,000         796,000
                                                                   ----------
                                                                    5,639,163
                                                                   ----------
  ELECTRONICS & ELECTRICAL EQUIPMENT - 1.86%
  Elgar Holdings sr nts 9.875% 2/1/08 .......         400,000         371,000
  Phase Metrics sr nts 10.75% 2/1/05 ........       1,700,000       1,241,000
  Rhythms Netconnections
   0.00/13.50% 5/15/08 ......................       1,400,000         686,000
                                                                   ----------
                                                                    2,298,000
                                                                   ----------
  ENERGY - 6.03%
  First Wave Marine sr nts
   11.00% 2/1/08 ............................       1,100,000       1,174,250
  Michael Petroleum 11.50% 4/1/05 ...........         400,000         403,000
  P & L Coal Holdings sr sub nts
   9.625% 5/15/08 ...........................         550,000         566,500
  Panaco unsec sr sub nts
   10.625% 10/1/04 ..........................         925,000         925,000
  Rutherford-Moran Oil sr sub nts
   10.75% 10/1/04 ...........................         750,000         802,500
  Tesoro Petroleum sr sub nts
   9.00% 7/1/08 .............................         500,000         501,250

                                                 PRINCIPAL         MARKET
                                                   AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  ENERGY (CONTINUED)
  Transamerican Energy sr disc nts
   0.00%/13.00% 6/15/02 .................      $1,000,000      $  820,000
  Transamerican Energy sr nts
   11.50% 6/15/02 .......................         250,000         237,500
  Transamerican Refining units
   16.00% 6/30/03 .......................       1,000,000       1,065,000
  Uiversal Compression sr disc nts
   0.00%/9.875% 2/15/08 .................       1,000,000         640,000
  Universal Compression Holdings sr
   disc nts 11.375% 2/15/09  ............         500,000         302,500
                                                               ----------
                                                                7,437,500
                                                               ----------
  ENVIRONMENTAL SERVICES - 0.23%
  Hydrochem Industrial Services
   sr sub nts 10.375% 8/1/07 ............         275,000         281,188
                                                               ----------
                                                                  281,188
                                                               ----------
  FOOD, BEVERAGE & TOBACCO - 4.75%
  Ameriserve Food Distributors sr sub nts
   10.125% 7/15/07 ......................         750,000         783,750
  B and G Foods unsec sr sub nts
   9.625% 8/1/07 ........................         500,000         508,750
  Core-Mark International sr sub nts
   11.375% 9/15/03 ......................         200,000         213,250
  Del Monte Foods sr disc nts
   0.00%/12.50% 12/15/07 ................       1,750,000       1,146,250
  DiGiorgio sr nts 10.00% 6/15/07 .......         775,000         771,125
  Electronic Retailing Systems
   sr disc nts 0.00%/13.25% 2/1/04 ......         500,000         232,500
  Favorite Brands sr nts
   10.75% 5/15/06 .......................         800,000         809,000
  Fresh Foods sr nts 10.75% 6/1/06 ......         750,000         751,875
  Windy Hill Pet Food sr sub nts
   9.75% 5/15/07 ........................         600,000         636,000
                                                               ----------
                                                                5,852,500
                                                               ----------
  HEALTHCARE & PHARMACEUTICALS - 2.16%
  Alliance Imaging sr sub nts
   9.625% 12/15/05 ......................         400,000         409,000
  Dynacare sr nts 10.75% 1/15/06 ........         500,000         536,250
  Insight Health Services sr sub nts
   9.625% 6/15/08 .......................         700,000         700,000
  Kinetic Concepts sr sub nts
   9.625% 11/1/07 .......................       1,000,000       1,012,500
                                                               ----------
                                                                2,657,750
                                                               ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL         MARKET
                                                   AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  INDUSTRIAL MACHINERY - 3.95%
  AEP Industries sr sub nts
   9.875% 11/15/07 .......................      $  200,000      $  208,500
  Burke Industries unsec sr nts
   10.00% 5/15/07 ........................         500,000         507,500
  Cambridge Industries sr sub nts
   10.25% 7/15/07 ........................         800,000         828,000
  Outboard Marine sr nts
   10.75% 6/1/08 .........................         400,000         413,000
  Rental Service sr sub nts
   9.00% 5/15/08 .........................         500,000         500,000
  Safety Components International
   sr sub nts 10.125% 7/15/07 ............         600,000         624,000
  Spinnaker Industries sr nts
   10.75% 10/15/06 .......................         500,000         520,000
  Trench Electric 10.25% 12/15/07 ........       1,250,000       1,271,875
                                                                 ---------
                                                                 4,872,875
                                                                 ---------
  LEISURE, LODGING & ENTERTAINMENT - 3.16%
  Aladdin Gaming units
   0.00%/13.50% 3/1/10 ...................       1,250,000         603,125
  Premier Parks sr disc nts
   0.00%/10.00% 4/1/08 ...................       1,200,000         798,000
  Regal Cinemas sr sub nts
   9.50% 6/1/08 ..........................         700,000         708,750
  Silver Cinemas sr sub nts
   10.50% 4/15/05 ........................         600,000         614,250
  United Artists sr sub nts
   9.75% 4/15/08 .........................       1,175,000       1,172,063
                                                                 ---------
                                                                 3,896,188
                                                                 ---------
  METALS & MINING - 3.70%
  Commonwealth Aluminum sr sub nts
   10.75% 10/1/06 ........................         200,000         213,000
  Doe Run Resources sr nts
   11.25% 3/15/05 ........................       1,200,000       1,240,500
  Great Lakes Carb sr sub nts
   10.25% 5/15/08 ........................         500,000         510,000
  Jorgensen Earle M. sr sub nts
   9.50% 4/1/05 ..........................         800,000         784,000
  Metallurg sr nts 11.00% 12/1/07 ........       1,250,000       1,309,375
  Renco Steel Holding sr nts
   10.875% 2/1/05 ........................         500,000         505,000
                                                                 ---------
                                                                 4,561,875
                                                                 ---------

                                               PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  PACKAGING & CONTAINERS - 4.54%
  Gaylord Container sr nts
   9.75% 6/15/07 ......................      $  550,000      $  547,250
  Gaylord Container sr sub nts
   9.875% 2/15/08 .....................       1,500,000       1,462,500
  Graham Packaging/GPC Capital
   sr disc nts 0.00%/10.75% 1/15/09 ...       1,000,000         626,250
  Graham Packaging/GPC Capital
   sr sub nts 8.75% 1/15/08  ..........         500,000         501,250
  Riverwood International unsec
   sr sub nts 10.875% 4/1/08 ..........       1,800,000       1,827,000
**Silgan Holdings pik debs
   12.13% 7/15/06 .....................         561,000         634,631
                                                             ----------
                                                              5,598,881
                                                             ----------
  PAPER & FOREST PRODUCTS - 2.40%
  Fibermark sr nts 9.375% 10/15/06 ....         400,000         421,000
  Four M sr nts 12.00% 6/1/06 .........       1,000,000       1,072,500
  MAXXAM Group sr sec nts
   12.00% 8/1/03 ......................         600,000         672,000
  MAXXAM Group sr sec nts
   11.25% 8/1/03 ......................         750,000         795,000
                                                             ----------
                                                              2,960,500
                                                             ----------
  RETAIL - 6.06%
  Advance Stores sr sub nts
   10.25% 4/15/08 .....................         800,000         831,000
  Chief Auto Parts sr nts
   10.50% 5/15/05 .....................         900,000       1,014,750
  Fleming sr sub nts 10.50% 12/1/04 ...       1,750,000       1,811,250
  Frank's Nursery and Crafts sr sub nts
   10.25% 3/1/08 ......................         500,000         506,250
  Jitney-Jungle Stores unsec sr sub nts
   10.375% 9/15/07 ....................       1,300,000       1,391,000
  Leslie's Poolmart sr nts
   10.375% 7/15/04 ....................         500,000         530,000
  Petro Stopping Centers sr nts
   10.50% 2/1/07 ......................         350,000         375,375
  Shoppers Food Warehouse sr nts
   9.75% 6/15/04 ......................         100,000         111,500
  US Office Products 9.75% 6/15/08 ....         900,000         902,250
                                                             ----------
                                                              7,473,375
                                                             ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  TELECOMMUNICATIONS - 21.52%
  Adelphia Communications sr nts
   9.50% 2/15/04 ....................      $   40,437      $   42,964
  Advanstar Communications sr sub nts
   9.25% 5/1/08 .....................         450,000         454,500
  American Mobile/AMSC Acquisition
   units 12.25% 4/1/08 ..............         700,000         665,000
  Arch Communications sr nts
   12.75% 7/1/07 ....................         500,000         505,000
  Arch Communications sr disc nts
   0.00%/10.875% 3/15/08 ............       1,500,000         847,500
  BTI Telecom sr nts 10.50% 9/15/07 .       1,500,000       1,515,000
  Convergent Communication units
   13.00% 4/1/08 ....................         500,000         500,000
  DTI Holdings units
   0.00%/12.50% 3/1/08 ..............       1,250,000         665,625
  ECONOPHONE sr disc nts
   0.00%/11.00% 2/15/08 .............         800,000         458,000
  FirstWorld Communication units
   0.00%/13.00% 4/15/08 .............       1,500,000         675,000
  GST USA sr disc nts 0.00% 12/15/05        1,000,000         810,000
  Global Crossing Holdings Limited
   sr nts 9.625% 5/15/08 ............         900,000         939,375
  Iridium LLC/Capital sr unsec nts
   11.25% 7/15/05 ...................       1,400,000       1,407,000
  JACOR Communications unsec
   sr sub nts 9.75% 12/15/06 ........         500,000         546,250
  KMC Telecom Holdings units
   0.00%/12.50% 2/15/08 .............       1,500,000         903,750
  McCaw International sr disc nts
   0.00%/13.00% 4/15/07 .............         600,000         396,000
  Metrocall unsec sr sub nts
   10.375% 10/1/07 ..................       1,475,000       1,530,313
  Metronet Communications sr disc nts
   9.95% 6/15/08 ....................       1,300,000         802,750
  Nextel Communications sr disc nts
   0.00%/10.65% 9/15/07 .............       1,650,000       1,117,875
  Nextel Communications sr disc nts
   0.00%/9.95% 2/15/08 ..............       2,500,000       1,600,000
  Nextlink Communications sr disc nts
   0.00%/9.45% 4/15/08 ..............         700,000         430,500
  Nextlink Communications sr nts
   9.625% 10/1/07 ...................         500,000         516,250
  Paging Network sr sub nts
   10.125% 8/1/07 ...................         450,000         470,250

                                               PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  TELECOMMUNICATIONS (CONTINUED)
  RCN sr nts 10.00% 10/15/07 ..........      $   200,000      $   206,000
  RCN sr disc nts
   0.00%/11.125% 10/15/07 .............        2,750,000        1,760,000
  RCN sr disc nts 0.00%/9.80% 2/15/08 .        1,900,000        1,159,000
  TELEX Communications sr sub nts
   10.50% 5/1/07 ......................          750,000          690,000
  Teligent sr disc nts
   0.00%/11.50% 3/1/08 ................        3,750,000        2,071,875
  Teligent sr nts 11.50% 12/1/07 ......        1,000,000        1,017,500
  Twenty First Century
  Telecommunications Group sr disc nts
   0.00%/12.25% 2/15/08 ...............          900,000          508,500
  USA Mobile Communication sr nts
   14.00% 11/1/04 .....................          500,000          550,000
  Viatel units 0.00%/12.50% 4/15/08 ...          775,000          461,125
  Viatel units 11.25% 4/15/08 .........          300,000          315,000
                                                              -----------
                                                               26,537,902
                                                              -----------
  TEXTILES, APPAREL & FURNITURE - 0.60%
  CMI Industries sr sub nts
   9.50% 10/1/03 ......................          410,000          430,500
  Scovill Fasteners sr unsec nts
   11.25% 11/30/07 ....................          300,000          313,500
                                                              -----------
                                                                  744,000
                                                              -----------
  TRANSPORTATION & SHIPPING - 1.10%
  Ameriking sr nts 10.75% 12/1/06 .....          450,000          486,000
  Navigator Gas Transport nts
   10.50% 6/30/07 .....................          400,000          417,000
  Navigator Gas Transport unit
   12.00% 6/30/07 .....................          400,000          458,000
                                                              -----------
                                                                1,361,000
                                                              -----------
  MISCELLANEOUS - 7.47%
  ATC Group Services sr sub nts
   12.00% 1/15/08 .....................          550,000          517,000
  Accuride sr sub nts 9.25% 2/1/08 ....        1,000,000        1,005,000
  Comforce Operating sr nts
   12.00% 12/1/07 .....................          450,000          487,125
  Derby Cycle/Lyon sr nts
   10.00% 5/15/08 .....................        1,300,000        1,300,000
  EV International sr sub nts
   11.00% 3/15/07 .....................        1,000,000          943,750
  Eagle-Picher Industries sr sub nts
   9.375% 3/1/08 ......................        1,000,000        1,018,750

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  MISCELLANEOUS (CONTINUED)
  Grove Worldwide sr sub nts
   9.25% 5/1/08 .....................      $  1,050,000      $  1,050,000
  Highwaymaster Communications
   sr nts 13.75% 9/15/05 ............           400,000           300,000
  Home Interiors and Gifts sr sub nts
   10.125% 6/1/08 ...................           800,000           818,000
  Indesco International sr sub nts
   9.75% 4/15/08 ....................           500,000           493,750
  Iron Age Holdings sr disc nts
   0.00%/12.125% 5/1/09 .............           500,000           287,500
  Paragon Corporate Holdings sr nts
   9.625% 4/1/08 ....................           200,000           184,000
  Perry-Judd sr sub nts
   10.625% 12/15/07 .................           500,000           527,500
  Thermadyne Holdings debs
   0.00%/12.50% 6/1/08 ..............           500,000           277,500
                                                             ------------
                                                                9,209,875
                                                             ------------
  TOTAL CORPORATE BONDS
   (COST $111,849,416) ..............                         112,512,288
                                                             ------------

                                                 NUMBER
                                                OF SHARES
                                             --------------
  PREFERRED STOCKS - 2.43%
  CABLE, MEDIA & PUBLISHING - 0.23%
  PEGASUS Communications unit pik
   12.75% 1/1/02 ....................             2,500           289,375
                                                             ------------
                                                                  289,375
                                                             ------------
  TELECOMMUNICATIONS - 0.90%
  Dobson Communications .............               250           272,500
  Echostar Communications ...........             3,642           400,653
  Nextel Communications .............               412           431,171
                                                             ------------
                                                                1,104,324
                                                             ------------

                                               NUMBER         MARKET
                                              OF SHARES       VALUE
  PREFERRED STOCKS (CONTINUED)
  UTILITIES - 0.53%
  El Paso Electric pik ...............          6,250     $  657,812
                                                          ----------
                                                             657,812
                                                          ----------
  MISCELLANEOUS - 0.77%
  Eagle-Picher Holdings ..............          9,000        524,250
  Nebco Evans Holding pik pfd ........          4,106        424,988
                                                          ----------
                                                             949,238
                                                          ----------
  TOTAL PREFERRED STOCK
   (COST $2,839,463) .................                     3,000,749
                                                          ----------

  CONVERTIBLE PREFERRED STOCKS - 0.61%
  E.Spire Communications .............          6,910        754,918
                                                          ----------
  TOTAL CONVERTIBLE PREFERRED STOCKS
   (COST $706,812) ...................                       754,918
                                                          ----------

  WARRANTS - 0.05%
 *American Banknote ..................         18,723         15,000
 *Cellnet Data Systems ...............         13,671         40,000
 *Electronic Retailing System.........            500          5,000
 *Gothic Energy ......................          1,400          1,400
 *Highway Master .....................            600          1,200
 *McCaw International ................             31            150
                                                          ----------
  TOTAL WARRANTS (COST $44,190).......                        62,750
                                                          ----------

  RIGHTS - 0.01%
 *Terex-Appreciation Rights ..........            800         17,600
                                                          ----------
  TOTAL RIGHTS (COST $2,000) .........                        17,600
                                                          ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
REPURCHASE AGREEMENTS - 5.05%
With Chase Manhattan 5.85% 7/01/98
 (dated 6/30/98 collateralized by
 $2,330,000 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $2,318,674) ............      $2,272,000      $2,272,000
With J.P. Morgan Securties 5.75%
 7/01/98 (dated 6/30/98 collateralized
 by $1,852,000 U.S. Treasury Notes
 6.25% due 2/15/03, market value
 $1,945,798 and $73,000 U.S.
 Treasury Notes 5.50% due 3/31/03,
 market value $73,466) ...............       1,976,000       1,976,000
With PaineWebber 5.75% 7/01/98
 (dated 6/30/98 collateralized by
 $1,300,000 U.S. Treasury Notes
 6.00% due 8/31/99, market value
 $1,335,029 and $663,000 U.S.
 Treasury Notes 5.875% due 1/31/99,
 market value $680,943) ..............      $1,976,000      $1,976,000
                                                            ----------
TOTAL REPURCHASE AGREEMENTS
 (COST $6,224,000) ...................                       6,224,000
                                                            ----------

TOTAL MARKET VALUE OF SECURITIES - 99.39% (COST $121,665,881)......................................              $122,572,305
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.61%............................................                   746,079
                                                                                                                 ------------
NET ASSETS APPLICABLE TO 12,938,149 SHARES ($0.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $9.53 PER SHARE - 100.00%............................................................              $123,318,384
                                                                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares
allocated to the Series............................................................................              $120,950,204
Undistributed net investment income................................................................                   131,239
Accumulated net realized gain on investments.......................................................                 1,330,517
Net unrealized appreciation on investments.........................................................                   906,424
                                                                                                                 ------------
Total net assets...................................................................................              $123,318,384
                                                                                                                 ============

----------
 * Non-income producing security.
** The interest rate shown for this security is the effective yield.

 Summary of Abbreviations:
   cv--convertible        mtg--mortgage           sec--secured
   debs--debentures       nts--notes              sr--senior
   def--deferred          pfd--preferred          sub--subordinated
   disc--discount         pik--pay-in-kind        unsec--unsecured

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                      PRINCIPAL         MARKET
                                                        AMOUNT           VALUE
  ASSET-BACKED SECURITIES - 19.69%
  American Finance Home Equity
   Series 94-2A 6.950% 6/25/24 ...............      $  122,223      $  122,443
   Series 91-1A 8.00% 7/25/06 ................          21,036          21,440
  California Infrastructure PG&E
   Series 97-1 A4 6.16% 6/25/03 ..............         555,000         557,664
  Chase Manhattan RV Owner Trust
   Series 1997-A A9 6.320% 12/15/08 ..........         170,000         171,632
  CIT RV Trust
   Series 97-A A5 6.25% 11/17/02..............         510,000         512,754
   Series 98-A A5 6.12% 7/15/14 ..............         440,000         445,363
  EQCC Home Equity Loan Trust
   Series 1998-2 A3F 6.230% 3/15/13 ..........         410,000         410,128
  First Plus Home Loan Trust
   6.27% 5/10/13 .............................         550,000         551,547
  First Union Residential Securitization
   Trust Series 96-2 A2 6.46% 9/25/11 ........         615,000         615,185
  First USA Credit Card Master Trust
   5.746% 9/17/03 ............................         125,000         125,038
  MetLife Capital Equipment Loan
   Trust Series 97-A A 6.85% 5/20/08 .........         410,000         421,357
  NationsCredit Grantor Trust
   Series 96-1 A 5.85% 9/15/11 ...............         171,508         170,290
   Series 97-2 A1 6.35% 4/15/14 ..............         290,415         292,865
  The Money Store Home Equity Trust
   Series 97-C AH5 6.59% 2/15/15..............         500,000         504,700
   Series 97-A A9 7.235% 4/15/27..............         385,000         395,318
  UCFC Home Equity Loan
   Series 96-B1 A3 7.30% 4/15/14..............         625,000         628,750
  World Omni Automobile Lease
   Securitization Series 97-B A4
   6.20% 11/25/03 ............................         440,000         442,552
                                                                    ----------
  TOTAL ASSET-BACKED SECURTIES
   (COST $6,341,311) .........................                       6,389,026
                                                                    ----------

                                                    PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
  COLLATERALIZED MORTGAGE
  OBLIGATION - 24.74%
  Asset Securitization Corporation
   Series 97-D5 A2 6.814% 2/14/41 ........       $  430,000       $  445,252
   Series 97-D5 A3 6.864% 2/14/41 ........          320,000          329,900
   Series 96-D2 A1 6.92% 2/14/29 .........          623,404          649,022
   Series 96-D3 A1B 7.21% 10/13/26 .......          400,000          420,438
   Series 97-D4 A1A 7.35% 4/14/29 ........          341,225          352,794
  GE Capital Mortgage Services
   Series 94-2 A3 5.40% 1/25/09 ..........           61,148           60,922
   Series 98-6 1A6 6.75% 4/25/28 .........          335,000          334,791
  LB Commercial Conduit Mortgage
   Trust 1998-Cl C 6.68% 2/18/08 .........          420,000          423,413
  Lehman Large Loan
   Series 97-LLI A1 6.79% 6/12/04 ........          428,591          439,909
  Mortgage Capital Funding
   Series 96-MC2 C 7.224% 9/20/06 ........          275,000          285,484
   Conti Series 96-MCI D 7.80% 4/15/06 ...          360,000          385,313
  Nomura Asset Securities
   Series 93-1 A1 6.68% 12/15/01 .........          341,846          347,081
   Series 95-MD3 A1A 8.17% 3/4/20 ........          447,561          465,114
   Series 96-MD5 A3 7.64% 4/13/36 ........          460,000          498,094
  Residential Accredit Loans
   Series 98-QS9 A5 6.75% 8/25/28 ........          400,000          401,938
   Series 96-QS3 AI3 7.29% 6/25/26 .......          166,466          166,832
   Series 96-QS2 A6 7.45% 4/25/23 ........          540,000          549,872
   Series 97-QS6 A5 7.50% 6/25/12 ........          529,870          553,755
   Series 97-QS3 A3 7.50% 4/25/27 ........          540,000          547,425
  Residential Funding Mortgage
   Securities Series 96-S9
   A10 7.25% 4/25/26 .....................          358,637          369,862
                                                                  ----------
  TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $7,833,430) .........                         8,027,211
                                                                  ----------

CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
  MORTGAGE BACKED SECURITIES - 17.13%
  Federal National Mortgage Association
   6.00% 4/1/13 ............................      $  447,655      $  443,179
  Federal National Mortgage Association
   6.50% 4/1/13 ............................       1,440,000       1,449,240
  Federal National Mortgage Association
   6.50% 6/1/28 ............................       1,534,000       1,528,746
  Federal National Mortgage Association
   7.00% 5/1/12 ............................         411,680         420,299
  Federal National Mortgage Association
   7.50% 6/1/28 ............................         315,000         323,663
  Federal National Mortgage Association
   9.50% 11/1/21 to 5/1/22 .................         121,847         132,508
  Government National Mortgage
   Association 6.50%
   12/15/23 to 1/15/24 .....................         360,430         361,895
  Government National Mortgage
   Association 7.00% 5/15/28 ...............         756,701         769,234
  Government National Mortgage
   Association 12.00%
   6/20/14 to 2/20/16 ......................         111,350         127,424
                                                                  ----------
  TOTAL MORTGAGE BACKED SECURITIES
   (COST $5,527,060) .......................                       5,556,188
                                                                  ----------

  CORPORATE BONDS - 16.94%
  Banco Santiago S.A. 7.00% 7/18/07 ........         270,000         249,075
  Consumers Energy 6.375% 2/1/08 ...........         335,000         330,813
  Continental Airlines 6.80% 1/2/09 ........         450,000         457,313
  Credit Foncier de France
   8.00% 1/14/02 ...........................         340,000         360,825

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
  CORPORATE BONDS (CONTINUED)
  Firstar Capital 8.32% 12/15/26 .........       $  315,000       $  348,461
  General Electric Capital
   5.89% 5/11/01 .........................          675,000          676,688
  Great Western Financial
   8.206% 2/1/27 .........................          500,000          546,875
  Health and Retirement Properties
   6.75% 12/18/02 ........................          360,000          362,250
  Raytheon 5.95% 3/15/01 .................          570,000          570,000
  Sony 6.125% 3/4/03 .....................          700,000          704,375
  Southern Investments
   UK 6.375% 11/15/01 ....................          320,000          322,000
  Summit Bank 6.75% 6/15/03 ..............          430,000          439,138
  U.S. Bancorp 8.125% 5/15/02 ............          120,000          127,950
                                                                  ----------
  TOTAL CORPORATE BONDS
   (COST $5,389,932) .....................                         5,495,763
                                                                  ----------

  U.S. TREASURY OBLIGATIONS - 17.76%
  U.S. Treasury Notes 5.375% 2/15/01 .....          220,000          219,267
  U.S. Treasury Notes 5.500% 3/31/00 .....        3,000,000        3,000,210
  U.S. Treasury Notes 6.25% 4/30/01 ......           45,000           45,846
  U.S. Treasury Notes 6.375% 1/15/00 .....        2,465,000        2,496,330
                                                                  ----------
  TOTAL U.S. TREASURY OBLIGATIONS
   (COST $5,765,832) .....................                         5,761,653
                                                                  ----------

  MUNICIPAL BONDS - 1.13%
  Philadelphia, Pennsylvania Authority
   For Industrial Development
   Series 97 A 6.488% 6/15/04 ............          362,423          365,822
                                                                  ----------
  TOTAL MUNICIPAL BONDS
   (COST $362,423) .......................                           365,822
                                                                  ----------

CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS - 3.19%
With Chase Manhattan 5.85%
 7/01/98 (dated 6/30/98
 collateralized by $384,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $385,949) ....................         $378,000         $378,000
With J.P. Morgan Securties 5.75%
 7/01/98 (dated 6/30/98
 collateralized by $308,000
 U.S. Treasury Notes
 6.25% due 2/15/03,
 market value $323,883 and $12,000
 U.S. Treasury Notes
 5.50% due 3/31/03,
 market value $12,229) .....................          329,000          329,000
With PaineWebber 5.75% 7/01/98
 (dated 6/30/98 collateralized by
 $216,000 U.S. Treasury Notes
 6.00% due 8/15/99,
 market value $222,219 and
 $110,000 U.S. Treasury Notes
 5.875% due 1/31/99,
 market value $113,345) ....................        $  329,000      $  329,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
 (COST $1,036,000) .........................                         1,036,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES (COST $32,255,988) - 100.58%......................................             $32,631,663

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.58%)..........................................                (188,519)
                                                                                                                -----------
NET ASSETS APPLICABLE TO 3,307,902 SHARES ($0.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $9.81 PER SHARE - 100.00%............................................................             $32,443,144
                                                                                                                ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,0000,000,000 shares authorized to the Fund with
 50,000,000 shares allocated to the Series.........................................................             $33,527,108
Accumulated net realized loss on investments.......................................................              (1,459,639)
Net unrealized appreciation of investments.........................................................                 375,675
                                                                                                                -----------
Total net assets...................................................................................             $32,443,144
                                                                                                                ===========

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-CASH RESERVE SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
COMMERCIAL PAPER - 77.53%
FINANCIAL SERVICES - 50.05%
ABN-AMRO North AmericanFinance
 5.52% 07/13/98 ........................        $ 1,000,000        $   998,160
ABN-AMRO North American Finance
 5.44% 08/25/98 ........................            500,000            495,844
Allianz Of America Financial
 5.51% 08/27/98 ........................          2,000,000          1,982,553
Banc One Funding 5.52% 07/06/98 ........          1,000,000            999,233
Bankers Trust New York
 5.50% 09/08/98 ........................          1,000,000            989,458
Bankers Trust New York
 5.51% 10/15/98 ........................            500,000            491,888
Ciesco L.P. 5.50% 07/28/98 .............          1,500,000          1,493,813
Commonwealth Bank of Australia
 5.37% 07/29/98 ........................          1,000,000            995,823
Corporate Asset Funding
 5.52% 07/24/98 ........................            500,000            498,237
Corporate Asset Funding
 5.53% 08/19/98 ........................          1,500,000          1,488,710
Fleet Funding 5.52% 07/14/98 ...........          1,721,000          1,717,569
General Re 5.50% 09/03/98 ..............            880,000            871,396
General Electric Capital
 5.35% 08/17/98 ........................          1,000,000            993,015
ING America Insurance Holdings
 5.47% 07/30/98 ........................          1,000,000            995,594
ING America Insurance Holdings
 5.50% 08/28/98 ........................            500,000            495,569
MetLife Funding 5.51% 07/10/98 .........          1,500,000          1,497,934
MetLife Funding 5.54% 08/24/98 .........            500,000            495,845
Rabobank USA Financial
 5.48% 10/20/98 ........................          1,000,000            983,103
Swiss Re Financial Products
 5.48% 07/14/98 ........................          1,000,000            998,021
Swiss Re Financial Products
 5.52% 07/27/98 ........................            500,000            498,010
Teco Finance 5.47% 07/10/98 ............          1,000,000            998,633
USAA Capital 5.52% 08/17/98 ............          2,000,000          1,985,587
                                                                   -----------
TOTAL FINANCIAL SERVICES ...............                            22,963,995
                                                                   -----------

INDUSTRIAL - 9.17%
Golden Peanut 5.50% 10/22/98 ...........          1,000,000            982,736
Henkel 5.46% 07/23/98 ..................            250,000            249,166

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
COMMERCIAL PAPER (CONTINUED)
INDUSTRIAL (CONTINUED)
Henkel 5.48% 11/17/98 ....................       $ 1,000,000       $   978,841
Unilever NV 5.50% 07/29/98 ...............         1,000,000           995,722
Zeneca Wilmington 5.53% 07/07/98 .........         1,000,000           999,078
                                                                   -----------
TOTAL INDUSTRIAL .........................                           4,205,543
                                                                   -----------

MORTGAGE BANKERS & BROKERS - 18.31%
Bear Stearns 5.51% 10/20/98 ..............         2,000,000         1,966,022
CS First Boston 5.50% 10/21/98 ...........         1,500,000         1,474,333
Goldman Sachs Group
 5.62% 08/04/98 ..........................         1,000,000           994,692
Goldman Sachs Group
 5.48% 10/07/98 ..........................         1,000,000           985,082
Merrill Lynch 5.48% 07/07/98 .............         1,000,000           999,087
Merrill Lynch 5.53% 09/10/98 .............         1,000,000           989,094
Morgan Stanley Group
 5.51% 08/19/98 ..........................         1,000,000           992,500
                                                                   -----------
TOTAL MORTGAGE
 BANKERS & BROKERS ........................                          8,400,810
                                                                   -----------
TOTAL COMMERCIAL PAPER ...................                          35,570,348
                                                                   -----------

CERTIFICATES OF DEPOSIT - 6.54%
DOMESTIC - 4.36%
Harris Trust & Savings Bank
 5.55% 07/07/98 ..........................         1,000,000         1,000,000
Wilmington Trust 5.58% 07/06/98 ..........         1,000,000         1,000,000
                                                                   -----------
                                                                     2,000,000
                                                                   -----------
YANKEE - 2.18%
Canada Imperial Bank Commerce
 5.82% 09/30/98 ..........................         1,000,000           999,981
                                                                   -----------
                                                                       999,981
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT ............                           2,999,981
                                                                   -----------

FLOATING RATE NOTES* - 6.54%
Federal Home Loan Bank
 5.601% 10/23/98 .........................           500,000           500,000
Federal Home Loan Bank
 5.481% 02/26/99 .........................           500,000           499,839
Key Bank, New York 5.86% 10/02/98 ........         1,000,000         1,000,139
Student Loan Marketing Association
 5.621% 11/12/98 .........................         1,000,000         1,000,000
                                                                   -----------
TOTAL FLOATING RATE NOTES ................                           2,999,978
                                                                   -----------

CASH RESERVE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS - 9.16%
With Chase Manhattan 5.85%
 07/01/98 (dated 06/30/98,
 collateralized by $1,574,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $1,566,520) ................        $1,535,000        $1,535,000
With J.P. Morgan Securities 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $49,000
 U.S. Treasury Notes 5.50%
 due 03/31/03, market value
 $49,635 and $1,251,000
 U.S. Treasury Notes
 6.25% due 02/15/03,
 market value $1,314,602) ................         1,335,000         1,335,000
With PaineWebber 5.75%
 07/01/98 (dated 06/30/98
 collateralized by $448,000
 U.S. Treasury Notes 5.875%
 due 01/31/99, market value
 $460,052 and $878,000
 U.S. Treasury Notes
 6.00% due 08/15/99,
 market value $901,960) ..................        $1,335,000        $1,335,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS ..............                           4,205,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES - 99.77% (COST $45,775,307).......................................               $45,775,307

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.23%............................................                   104,520
                                                                                                                  -----------

NET ASSETS APPLICABLE TO 4,587,983 SHARES ($0.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $10.00 PER SHARE - 100.00%...........................................................               $45,879,827
                                                                                                                  ===========

--------------
*Floating Rate Notes - The interest rate shown is the rate as of June 30, 1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
STATEMENTS OF OPERATIONS
Six Months Ended 6/30/98 (Unaudited)

                                                                         DECATUR
                                                                         TOTAL
                                                        DELCAP           RETURN       DELAWARE
                                                        SERIES           SERIES         SERIES
                                                     ------------    ------------   ------------
INVESTMENT INCOME:
Interest .........................................   $    219,169    $    363,596   $  1,377,955
Dividends ........................................        111,392       5,847,831        890,225
                                                     ------------    ------------   ------------
                                                          330,561       6,211,427      2,268,180
                                                     ------------    ------------   ------------

EXPENSES:
Management fees ..................................        426,987       1,435,536        450,530
Custodian fees ...................................         10,080           6,654         12,004
Dividend disbursing and transfer
 agent fees and expenses .........................          6,300           4,000          3,056
Registration fees ................................          5,820          33,200          2,350
Reports and statements to shareholders ...........          7,740          31,923          4,811
Accounting and administration ....................         29,532         115,837         39,236
Professional fees ................................          8,250          26,625         10,050
Directors' fees ..................................          1,020           3,510          1,275
Taxes (other than taxes on income) ...............          5,187          22,186          6,250
Other ............................................         26,363           8,792          5,390
                                                     ------------    ------------   ------------
                                                          527,279       1,688,263        534,952
Less expenses absorbed by Delaware Management
 Company .........................................        (62,791)           --             --
                                                     ------------    ------------   ------------

Total Expenses ...................................        464,488       1,688,263        534,952
                                                     ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS) .....................       (133,927)      4,523,164      1,733,228
                                                     ------------    ------------   ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
 investment transactions .........................      5,330,095      29,122,870      6,086,111
Net change in unrealized appreciation/depreciation
 on investments ..................................      9,160,639       7,686,692      4,900,177
                                                     ------------    ------------   ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS ......................     14,490,734      36,809,562     10,986,288
                                                     ------------    ------------   ------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .................................   $ 14,356,807    $ 41,332,726   $ 12,719,516
                                                     ============    ============   ============

                                                                          CAPITAL          CASH
                                                        DELCHESTER        RESERVES        RESERVE
                                                          SERIES           SERIES         SERIES
                                                       ------------    ------------    ------------
INVESTMENT INCOME:
Interest .........................................     $  5,472,921    $  1,032,335    $  1,043,667
Dividends ........................................          134,909            --              --
                                                       ------------    ------------    ------------
                                                          5,607,830       1,032,335       1,043,667
                                                       ------------    ------------    ------------

EXPENSES:
Management fees ..................................          336,278          93,189          92,746
Custodian fees ...................................            7,000           5,600           1,344
Dividend disbursing and transfer
 agent fees and expenses .........................            2,066           2,083             720
Registration fees ................................              600           1,400           1,062
Reports and statements to shareholders ...........            4,112           5,879           1,400
Accounting and administration ....................           27,168           7,575           9,050
Professional fees ................................            3,950           1,577             997
Directors' fees ..................................            1,021             431             447
Taxes (other than taxes on income) ...............            4,599           2,924           2,908
Other ............................................            2,825           1,240           2,080
                                                       ------------    ------------    ------------
                                                            389,619         121,898         112,754
Less expenses absorbed by Delaware Management
 Company .........................................             --              --              --
                                                       ------------    ------------    ------------

Total Expenses ...................................          389,619         121,898         112,754
                                                       ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) .....................        5,218,211         910,437         930,913
                                                       ------------    ------------    ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
 investment transactions .........................        1,328,770         116,016            --
Net change in unrealized appreciation/depreciation
 on investments ..................................       (1,516,476)        (76,426)           --
                                                       ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS ......................         (187,706)         39,590            --
                                                       ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .................................     $  5,030,505    $    950,027    $    930,913
                                                       ============    ============    ============

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS                              SIX MONTHS
                                                             ENDED              YEAR             ENDED 6/30/98
                                                           6/30/98             ENDED             DECATUR TOTAL
                                                            DELCAP            12/31/97             RETURN
                                                            SERIES             DELCAP              SERIES
                                                          (UNAUDITED)           SERIES           (UNAUDITED)
                                                        -------------       -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss) .....................      ($    133,927)      ($     59,352)      $   4,523,164
Net realized gain on investments .................          5,330,095           9,871,869          29,122,870
Net change in unrealized appreciation/depreciation
 on investments ..................................          9,160,639           3,608,725           7,686,692
                                                        -------------       -------------       -------------
Net increase in net assets
 resulting from operations .......................         14,356,807          13,421,242          41,332,726
                                                        -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................               --                  --            (3,187,258)
Net realized gain on investment transactions .....         (9,882,425)         (4,513,513)        (23,162,228)
                                                        -------------       -------------       -------------
                                                           (9,882,425)         (4,513,513)        (26,349,486)
                                                        -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................          7,878,048          28,573,142         108,534,796
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on investment transactions ........          9,882,425           4,513,513          26,349,486
                                                        -------------       -------------       -------------
                                                           17,760,473          33,086,655         134,884,282
Cost of shares repurchased .......................         (9,668,383)        (11,440,355)        (15,479,897)
                                                        -------------       -------------       -------------
Increase in net assets derived
 from capital share transactions .................          8,092,090          21,646,300         119,404,385
                                                        -------------       -------------       -------------

NET INCREASE IN NET ASSETS .......................         12,566,472          30,554,029         134,387,625
                                                        -------------       -------------       -------------

NET ASSETS:
Beginning of period ..............................        110,454,505          79,900,476         401,401,970
                                                        -------------       -------------       -------------
End of period ....................................      $ 123,020,977       $ 110,454,505       $ 535,789,595
                                                        =============       =============       =============

                                                               YEAR              SIX MONTHS
                                                               ENDED               ENDED               YEAR
                                                              12/31/97            6/30/98              ENDED
                                                            DECATUR TOTAL        DELAWARE            12/31/97
                                                               RETURN              SERIES             DELAWARE
                                                               SERIES            (UNAUDITED)           SERIES
                                                            -------------       -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss) .....................          $   5,543,484       $   1,733,228       $   2,840,175
Net realized gain on investments .................             23,181,744           6,086,111          11,425,156
Net change in unrealized appreciation/depreciation
 on investments ..................................             40,216,861           4,900,177           9,349,683
                                                            -------------       -------------       -------------
Net increase in net assets
 resulting from operations .......................             68,942,089          12,719,516          23,615,014
                                                            -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................             (5,726,790)         (2,481,307)         (2,590,776)
Net realized gain on investment transactions .....            (14,788,457)        (11,439,840)         (4,899,878)
                                                            -------------       -------------       -------------
                                                              (20,515,247)        (13,921,147)         (7,490,654)
                                                            -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................            187,531,270          27,549,804          36,224,621
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on investment transactions ........             20,515,247          13,921,147           7,490,655
                                                            -------------       -------------       -------------
                                                              208,046,517          41,470,951          43,715,276
Cost of shares repurchased .......................            (21,717,966)         (2,309,612)         (7,566,399)
                                                            -------------       -------------       -------------
Increase in net assets derived
 from capital share transactions .................            186,328,551          39,161,339          36,148,877
                                                            -------------       -------------       -------------

NET INCREASE IN NET ASSETS .......................            234,755,393          37,959,708          52,273,237
                                                            -------------       -------------       -------------

NET ASSETS:
Beginning of period ..............................            166,646,577         127,675,344          75,402,107
                                                            -------------       -------------       -------------
End of period ....................................          $ 401,401,970       $ 165,635,052       $ 127,675,344
                                                            =============       =============       =============

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED               YEAR           ENDED 6/30/98
                                                            6/30/98             ENDED             CAPITAL
                                                          DELCHESTER           12/31/97           RESERVES
                                                            SERIES            DELCHESTER           SERIES
                                                         (UNAUDITED)            SERIES           (UNAUDITED)
                                                        -------------       -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income ............................      $   5,218,211       $   7,487,122       $     910,437
Net realized gain on investments .................          1,328,770           3,130,833             116,016
Net change in unrealized appreciation/depreciation
     on investments ..............................         (1,516,476)           (168,776)            (76,426)
                                                        -------------       -------------       -------------
Net increase in net assets
 resulting from operations .......................          5,030,505          10,449,179             950,027
                                                        -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................         (5,162,840)         (7,411,254)           (910,437)
Net realized gain on investment transactions .....            (32,038)               --                  --
                                                        -------------       -------------       -------------
                                                           (5,194,878)         (7,411,254)           (910,437)
                                                        -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................         24,912,059          32,766,122           7,745,303
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on investment transactions ........          4,939,518           7,413,795             869,331
                                                        -------------       -------------       -------------
                                                           29,851,577          40,179,917           8,614,634
Cost of shares repurchased .......................         (5,243,702)        (12,007,637)         (5,387,912)
                                                        -------------       -------------       -------------
Increase in net assets derived
 from capital share transactions .................         24,607,875          28,172,280           3,226,722
                                                        -------------       -------------       -------------

NET INCREASE IN NET ASSETS .......................         24,443,502          31,210,205           3,266,312
                                                        -------------       -------------       -------------

NET ASSETS:
Beginning of period ..............................         98,874,882          67,664,677          29,176,832
                                                        -------------       -------------       -------------
End of period ....................................      $ 123,318,384       $  98,874,882       $  32,443,144
                                                        =============       =============       =============

                                                                                  SIX MONTHS
                                                              YEAR ENDED         ENDED  6/30/98       YEAR ENDED
                                                               12/31/97              CASH              12/31/97
                                                               CAPITAL             RESERVE               CASH
                                                               RESERVE              SERIES              RESERVE
                                                                SERIES            (UNAUDITED)            SERIES
                                                             -------------       -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income ............................           $   1,760,693       $     930,913       $   1,496,752
Net realized gain on investments .................                  47,064                --                  --
Net change in unrealized appreciation/depreciation
     on investments ..............................                 237,399                --                  --
                                                             -------------       -------------       -------------
Net increase in net assets
 resulting from operations .......................               2,045,156       $     930,913       $   1,496,752
                                                             -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................              (1,761,161)           (930,913)         (1,496,752)
Net realized gain on investment transactions .....                    --                  --                  --
                                                             -------------       -------------       -------------
                                                                (1,761,161)           (930,913)         (1,496,752)
                                                             -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................               6,092,500          46,811,501          83,437,024
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on investment transactions ........               1,762,129             879,750           1,497,151
                                                             -------------       -------------       -------------
                                                                 7,854,629          47,691,251          84,934,175
Cost of shares repurchased .......................              (6,729,405)        (32,522,600)        (80,701,553)
                                                             -------------       -------------       -------------
Increase in net assets derived
 from capital share transactions .................               1,125,224          15,168,651           4,232,622
                                                             -------------       -------------       -------------

NET INCREASE IN NET ASSETS .......................               1,409,219          15,168,651           4,232,622
                                                             -------------       -------------       -------------

NET ASSETS:
Beginning of period ..............................              27,767,613          30,711,176          26,478,554
                                                             -------------       -------------       -------------
End of period ....................................           $  29,176,832       $  45,879,827       $  30,711,176
                                                             =============       =============       =============

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                               DELCAP SERIES
                                                  ---------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                   YEAR ENDED DECEMBER 31,
                                                    6/30/98(1)   1997       1996       1995      1994       1993
                                                  (UNAUDITED)
Net asset value, beginning of period ............  $ 17.270   $ 15.890    $15.130    $11.750   $12.240    $11.120

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)(2) ................    (0.019)    (0.010)    (0.015)     0.072     0.069      0.056
 Net realized and unrealized
  gain (loss) on investments ....................     1.944      2.260      2.030      3.378    (0.499)     1.214
                                                    -------    -------    -------    -------   -------    -------
 Total from investment operations ...............     1.925      2.250      2.015      3.450    (0.430)     1.270
                                                    -------    -------    -------    -------   -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ...........      none       none     (0.070)    (0.070)   (0.060)    (0.020)
 Distributions from net realized gain
  on investment transactions ....................    (1.465)    (0.870)    (1.185)      none      none     (0.130)
                                                    -------    -------    -------    -------   -------    -------
Total dividends and distributions ...............    (1.465)    (0.870)    (1.255)    (0.070)   (0.060)    (0.150)
                                                    -------    -------    -------    -------   -------    -------

Net asset value, end of period ..................  $ 17.730   $ 17.270    $15.890    $15.130   $11.750    $12.240
                                                    =======    =======    =======    =======   =======    =======

Total return ....................................    13.62%     14.90%     14.46%     29.53%    (3.54%)    11.56%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted) ........  $123,021   $110,455    $79,900    $58,123   $39,344    $33,180
 Ratio of expenses to average net assets ........     0.82%      0.80%      0.80%      0.80%     0.80%      0.80%
 Ratio of expenses to average net
  assets prior to expense limitation ............     0.93%      0.87%      0.82%      0.85%     0.88%      1.00%
 Ratio of net investment income to
  average net assets ............................    (0.24%)    (0.06%)    (0.11%)     0.61%     0.64%      0.67%
 Ratio of net investment income to
  average net assets prior to expense limitation     (0.35%)    (0.13%)    (0.13%)     0.56%     0.56%      0.47%
 Portfolio turnover .............................      137%       134%        85%        73%       43%        57%
 Average commission rate paid(3) ................  $ 0.0600   $ 0.0600    $0.0600        N/A       N/A        N/A

---------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the period ended December 31, 1997 was based on the average shares outstanding method.
(3)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                         DECATUR TOTAL RETURN SERIES
                                                  ---------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                     YEAR ENDED DECEMBER 31,
                                                    6/30/98(1)    1997        1996        1995        1994       1993
                                                  (UNAUDITED)
Net asset value, beginning of period ...........   $ 18.800    $ 15.980    $ 14.830    $ 11.480    $ 12.510    $ 11.220

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................      0.169       0.324       0.377       0.416       0.412       0.434
 Net realized and unrealized
  gain (loss) on investments ....................      1.548       4.216       2.398       3.574      (0.422)      1.266
                                                    --------    --------    --------    --------    --------    --------
Total from investment operations ................      1.717       4.540       2.775       3.990      (0.010)      1.700
                                                    --------    --------    --------    --------    --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ...........     (0.127)     (0.370)     (0.420)     (0.430)     (0.420)     (0.410)
 Distributions from net realized gain
  on investment transactions ....................     (1.050)     (1.350)     (1.205)     (0.210)     (0.600)       none
                                                    --------    --------    --------    --------    --------    --------
Total dividends and distributions ...............     (1.177)     (1.720)     (1.625)     (0.640)     (1.020)     (0.410)
                                                    --------    --------    --------    --------    --------    --------

Net asset value, end of period ..................   $ 19.340    $ 18.800    $ 15.980    $ 14.830    $ 11.480    $ 12.510
                                                    ========    ========    ========    ========    ========    ========

Total return ....................................      9.71%      31.00%      20.72%      36.12%      (0.20%)     15.45%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)  .......    $535,790    $401,402    $166,647    $109,003    $ 72,725    $ 65,519
 Ratio of expenses to average net assets ........       0.71%       0.71%       0.67%       0.69%       0.71%       0.75%
 Ratio of expenses to average net
  assets prior to expense limitation ............       0.71%       0.71%       0.67%       0.69%       0.71%       0.76%
 Ratio of net investment income to
  average net assets ............................       1.90%       2.02%       2.66%       3.24%       3.63%       3.95%
 Ratio of net investment income to
  average net assets prior to expense limitation        1.90%       2.02%       2.66%       3.24%       3.63%
                                                                                                                   3.94%
Portfolio turnover ..............................        70%         54%         81%         85%         91%         67%
Average commission rate paid(2) .................   $ 0.0600    $ 0.0600    $ 0.0600         N/A         N/A         N/A

-----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                                DELAWARE SERIES
                                                      -------------------------------------------------------------------=
                                                      SIX MONTHS
                                                       ENDED                     YEAR ENDED DECEMBER 31,
                                                     6/30/98(1)     1997        1996        1995        1994        1993
                                                    (UNAUDITED)
Net asset value, beginning of period ...........      $ 19.050    $ 16.640    $ 15.500    $ 12.680    $ 13.330    $ 13.550

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................         0.179       0.435       0.530       0.509       0.437       0.328
 Net realized and unrealized
  gain (loss) on investments ...................         1.381       3.575       1.765       2.761      (0.447)      0.692
                                                      --------    --------    --------    --------    --------    --------
 Total from investment operations ..............         1.560       4.010       2.295       3.270      (0.010)      1.020
                                                      --------    --------    --------    --------    --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ..........        (0.340)     (0.530)     (0.500)     (0.450)     (0.340)     (0.460)
 Distributions from net realized gain
  on investment transactions ...................        (1.600)     (1.070)     (0.655)       none      (0.300)     (0.780)
                                                      --------    --------    --------    --------    --------    --------
 Total dividends and distributions .............        (1.940)     (1.600)     (1.155)     (0.450)     (0.640)     (1.240)
                                                      --------    --------    --------    --------    --------    --------
Net asset value, end of period .................      $ 18.670    $ 19.050    $ 16.640    $ 15.500    $ 12.680    $ 13.330
                                                      ========    ========    ========    ========    ========    ========

Total return ...................................         9.04%      26.40%      15.91%      26.58%      (0.15%)      8.18%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)  ......      $165,635    $127,675    $ 75,402    $ 63,215    $ 47,731    $ 37,235
 Ratio of expenses to average net assets .......         0.72%       0.67%       0.68%       0.69%       0.70%       0.80%
 Ratio of expenses to average net
  assets prior to expense limitation ...........         0.72%       0.67%       0.68%       0.69%       0.70%       0.89%
 Ratio of net investment income to
  average net assets ...........................         2.32%       2.85%       3.56%       3.75%       3.71%       3.33%
 Ratio of net investment income to
  average net assets prior to expense limitation         2.32%       2.85%       3.56%       3.75%       3.71%       3.24%
 Portfolio turnover ............................          127%         67%         92%        106%        140%        162%
 Average commission rate paid(2) ...............      $ 0.0600    $ 0.0600    $ 0.0600         N/A         N/A         N/A

--------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                             DELCHESTER SERIES
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                      6/30/98(1)     1997        1996        1995        1994        1993
                                                     (UNAUDITED)
Net asset value, beginning of period ...........      $  9.510    $  9.170    $  8.940    $  8.540    $  9.770    $   9.290

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................         0.446       0.863       0.853       0.872       0.962        0.976
 Net realized and unrealized
  gain (loss) on investments ...................         0.020       0.332       0.230       0.400      (1.230)       0.480
                                                      --------    --------    --------    --------    --------    ---------
 Total from investment operations ..............         0.466       1.195       1.083       1.272      (0.268)       1.456
                                                      --------    --------    --------    --------    --------    ---------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ..........        (0.443)     (0.855)     (0.853)     (0.872)     (0.962)      (0.976)
 Distributions from net realized gain
  on investment transactions ...................        (0.003)       none        none        none        none         none
                                                      --------    --------    --------    --------    --------    ---------
 Total dividends and distributions .............        (0.446)     (0.855)     (0.853)     (0.872)     (0.962)      (0.976)
                                                      --------    --------    --------    --------    --------    ---------

Net asset value, end of period .................      $  9.530    $  9.510    $  9.170    $  8.940    $  8.540    $   9.770
                                                      ========    ========    ========    ========    ========    =========

Total return ...................................         4.93%      13.63%      12.79%      15.50%      (2.87%)      16.36%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)  ......      $123,318    $ 98,875    $ 67,665    $ 56,605    $ 43,686    $  34,915
 Ratio of expenses to average net assets .......         0.70%       0.70%       0.70%       0.69%       0.72%        0.80%
 Ratio of expenses to average net
  assets prior to expense limitation ...........         0.70%       0.70%       0.70%       0.69%       0.72%        0.82%
 Ratio of net investment income to
  average net assets ...........................         9.36%       9.24%       9.54%       9.87%      10.56%       10.05%
 Ratio of net investment income to
  average net assets prior to expense limitation         9.36%       9.24%       9.54%       9.87%      10.56%       10.03%
 Portfolio turnover ............................          112%        121%         93%         74%         47%          43%

-----------
(1)Ratios have been annualized and total return has not been annualized.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                             CAPITAL RESERVES SERIES
                                                     -------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                        YEAR ENDED DECEMBER 31,
                                                      6/30/98(1)     1997         1996         1995         1994         1993
                                                     (UNAUDITED)
Net asset value, beginning of period ...........      $ 9.790      $ 9.690      $ 9.930      $ 9.300      $10.260      $10.200

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................        0.286        0.613        0.623        0.643        0.636        0.636
 Net realized and unrealized
  gain (loss) on investments ...................        0.020        0.100       (0.240)       0.630       (0.905)       0.145
                                                      -------      -------      -------      -------      -------      -------
 Total from investment operations ..............        0.306        0.713        0.383        1.273       (0.269)       0.781
                                                      -------      -------      -------      -------      -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ..........       (0.286)      (0.613)      (0.623)      (0.643)      (0.636)      (0.636)
 Distributions from net realized gain
  on investment transactions ...................         none         none         none         none       (0.055)      (0.085)
                                                      -------      -------      -------      -------      -------      -------
  Total dividends and distributions ............       (0.286)      (0.613)      (0.623)      (0.643)      (0.691)      (0.721)
                                                      -------      -------      -------      -------      -------      -------

Net asset value, end of period .................      $ 9.810      $ 9.790      $ 9.690      $ 9.930      $ 9.300      $10.260
                                                      =======      =======      =======      =======      =======      =======

Total return ...................................        3.17%        7.60%        4.05%       14.08%       (2.68%)       7.85%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)  ......      $32,443      $29,177      $27,768      $27,935      $25,975      $24,173
 Ratio of expenses to average net assets .......        0.79%        0.75%        0.72%        0.71%        0.74%        0.80%
 Ratio of expenses to average net
  assets prior to expense limitation ...........        0.79%        0.75%        0.72%        0.71%        0.74%        0.85%
 Ratio of net investment income to
  average net assets ...........................        5.88%        6.31%        6.43%        6.64%        6.57%        6.20%
 Ratio of net investment income to
  average net assets prior to expense limitation        5.88%        6.31%        6.43%        6.64%        6.57%        6.15%
 Portfolio turnover ............................         162%         120%         122%         145%         219%         198%

-------------
(1)Ratios have been annualized and total return has not been annualized.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                            CASH RESERVE SERIES
                                                     ---------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                    YEAR ENDED DECEMBER 31,
                                                      6/30/98(1)    1997      1996       1995       1994       1993
                                                    (UNAUDITED)
Net asset value, beginning of period ...........      $10.000    $10.000    $10.000    $10.000    $10.000    $10.000

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................        0.250      0.497      0.482      0.535      0.361      0.245
 Net realized and unrealized
  gain (loss) on investments ...................         none       none       none       none       none       none
                                                      -------    -------    -------    -------    -------    -------
 Total from investment operations ..............        0.250      0.497      0.482      0.535      0.361      0.245
                                                      -------    -------    -------    -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income ..........       (0.250)    (0.497)    (0.482)    (0.535)    (0.361)    (0.245)
 Distributions from net realized gain
  on investment transactions ...................         none       none       none       none       none       none
                                                      -------    -------    -------    -------    -------    -------
 Total dividends and distributions .............       (0.250)    (0.497)    (0.482)    (0.535)    (0.361)    (0.245)
                                                      -------    -------    -------    -------    -------    -------

Net asset value, end of period .................      $10.000    $10.000    $10.000    $10.000    $10.000    $10.000
                                                      =======    =======    =======    =======    =======    =======

Total return ...................................        2.52%      5.10%      4.93%      5.48%      3.68%      2.48%

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)  ......      $45,880    $30,711    $26,479    $16,338    $20,125    $10,245
 Ratio of expenses to average net assets .......        0.61%      0.64%      0.61%      0.62%      0.66%      0.80%
 Ratio of expenses to average net
  assets prior to expense limitation ...........        0.61%      0.64%      0.61%      0.62%      0.66%      0.86%
 Ratio of net investment income to
  average net assets ...........................        5.03%      4.98%      4.82%      5.35%      3.79%      2.44%
 Ratio of net investment income to
  average net assets prior to expense limitation        5.03%      4.98%      4.82%      5.35%      3.79%      2.38%

------------
(1)Ratios have been annualized and total return has not been annualized.

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 series: the Trend Series, the DelCap Series, the Small Cap Value Series (formerly the Value Series), the Social Awareness Series (formerly the Quantum Series), the Devon Series, the Decatur Total Return Series, the REIT Series, the Delaware Series, the Convertible Securities Series, the Emerging Markets Series, the International Equity Series, the Global Bond Series, the Delchester Series, the Strategic Income Series, the Capital Reserves Series, and the Cash Reserve Series. These financial statements and the related notes pertain to the DelCap Series, the Decatur Total Return Series, the Delaware Series, the Delchester Series, the Capital Reserves Series, and the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each series intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Delchester Series, the Capital Reserves Series and the Cash Reserve Series declare dividends daily from net investment income and pay such dividends monthly. Distributions from net realized gain on investment transactions, if any, normally will be distributed following the close of the fiscal year.

The Decatur Total Return Series and the Delaware Series will make payments from the Series' net investment income quarterly and distributions from net realized gain on investment transactions, if any, following the close of the fiscal year.

The DelCap Series will make payments from net income and net realized gain on investment transactions, if any, once a year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of each Series' average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, each Series pays Delaware Management Company ("DMC") the investment manager of each Series, an annual fee which is calculated daily based on the net assets of each Series, less the fees paid to the unaffiliated directors for the DelCap Series, the Decatur Total Return Series, the Delaware Series, the Delchester Series, the Capital Reserves Series, and the Cash Reserve Series.

DMC has elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1998.

The management fee rates, waiver rates and total expenses absorbed by DMC for the period ended June 30, 1998 are as follows:

                                                        MANAGEMENT FEE         WAIVER AS
                                                        AS A PERCENTAGE        A PERCENTAGE
                                                        OF AVERAGE DAILY      OF AVERAGE DAILY         EXPENSES
                                                        NET ASSETS             NET ASSETS              ABSORBED
                                                        (PER ANNUM)            (PER ANNUM)             BY DMC
                                                        -----------            -----------             ------
DelCap Series.....................                        0.75%                   0.85%*                $62,791
Decatur Total Return Series.......                        0.60%                   0.80%                  --
Delaware Series...................                        0.60%                   0.80%                  --
Delchester Series.................                        0.60%                   0.80%                  --
Capital Reserves Series...........                        0.60%                   0.80%                  --
Cash Reserve Series...............                        0.50%                   0.80%                  --

---------
*Prior to May 1, 1998 the expense limitation was 0.80%.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing agent, transfer agent and accounting services agent for each Series.

The amounts expensed for each Series were as follows:

                                     DIVIDEND DISBURSING,
                                     TRANSFER AGENT FEES        ACCOUNTING
                                     AND OTHER EXPENSES            FEES
                                     -------------------        ----------
DelCap Series..................       $6,300                     $16,932
Decatur Total Return Series....        4,000                      94,466
Delaware Series................        3,056                      31,672
Delchester Series..............        2,066                      22,157
Capital Reserves Series........        2,083                       6,153
Cash Reserve Series............          720                       7,341

On June 30, 1998, the Series had payables to affiliates as follows:

                                                                                            OTHER
                                       INVESTMENT          DIVIDEND DISBURSING,           EXPENSES
                                       MANAGEMENT          TRANSFER AGENT FEES,            PAYABLE
                                     FEE PAYABLE TO     ACCOUNTING FEES, AND OTHER          TO DMC
                                          DMC             EXPENSES PAYABLE TO DSC       AND AFFILIATES
                                     --------------     --------------------------      --------------
DelCap Series..................       $310,176                    $4,869                   $2,153
Decatur Total Return Series....        162,687                    18,940                    8,447
Delaware Series................         70,603                     5,459                    2,665
Delchester Series..............         45,924                     4,034                    2,061
Capital Reserves Series........         16,199                       893                      589
Cash Reserve Series............         18,796                     1,494                      787

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. INVESTMENTS
During the period ended June 30, 1998, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:

                                   PURCHASES           SALES
                                 ------------      ------------
DelCap Series .............      $ 72,316,424      $ 76,482,792
Decatur Total Return Series       254,854,815       161,768,361
Delaware Series ...........        66,832,022        44,759,696
Delchester Series .........        87,594,950        59,525,635
Capital Reserves Series ...        13,817,261        12,055,177

During the period ended June 30, 1998 the Series made purchases and sales of U.S. government securities for each Series as follows:

                              PURCHASES          SALES
                             -----------      -----------
Delaware Series .......      $47,615,070      $43,985,269
Capital Reserves Series       14,596,459       12,151,613

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                                                     AGGREGATE          AGGREGATE
                                    COST OF         UNREALIZED         UNREALIZED      NET UNREALIZED
                                  INVESTMENTS      APPRECIATION       DEPRECIATION      APPRECIATION
                                  -----------      ------------       ------------      ------------
DelCap Series .............      $ 97,555,822      $ 28,382,752      ($ 2,203,555)      $ 26,179,197
Decatur Total Return Series       466,343,728        78,205,354        (9,563,221)        68,642,133
Delaware Series ...........       141,230,371        25,951,288        (1,133,200)        24,818,088
Delchester Series .........       121,686,875         3,057,461        (2,172,031)           885,430
Capital Reserves Series ...        32,255,988           421,965           (46,290)           375,675
Cash Reserve Series .......        45,775,307              --                --                 --

For federal income tax purposes, the Fund had accumulated capital losses at December 31, 1997 for each Series as follows:

                                               YEAR OF            YEAR OF
                                             EXPIRATION         EXPIRATION
                                                2002               2004
                                             ----------          --------
Capital Reserves Series........              $1,281,450          $292,208

4. CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                                   SHARES ISSUED UPON
                                                REINVESTMENT OF DIVIDENDS
                                                   FROM NET INVESTMENT
                                                      INCOME AND NET
                                                    REALIZED GAINS ON         SHARES                NET
                                  SHARES SOLD    INVESTMENT TRANSACTIONS   REPURCHASED            INCREASE
                                  -----------    -----------------------   -----------            --------
Period ended June 30, 1998:
DelCap Series .............         462,443              657,513             (578,160)              541,796
Decatur Total Return Series       5,669,424            1,479,672             (797,039)            6,352,057
Delaware Series ...........       1,490,366              806,301             (125,064)            2,171,603
Delchester Series .........       2,576,607              510,804             (543,861)            2,543,550
Capital Reserves Series ...         789,410               88,687             (549,784)              328,313
Cash Reserve Series .......       4,681,150               87,975           (3,252,260)            1,516,865

                                                   SHARES ISSUED UPON
                                                REINVESTMENT OF DIVIDENDS
                                                   FROM NET INVESTMENT
                                                      INCOME AND NET
                                                    REALIZED GAINS ON         SHARES               NET
                                  SHARES SOLD    INVESTMENT TRANSACTIONS   REPURCHASED           INCREASE
                                  -----------    -----------------------   -----------           --------
Year ended December 31, 1997:
DelCap Series ...............       1,806,689             296,551            (737,831)           1,365,409
Decatur Total Return Series .      10,893,570           1,321,652          (1,289,152)          10,926,070
Delaware Series .............       2,134,206             483,216            (447,850)           2,169,572
Delchester Series ...........       3,508,373             793,870          (1,287,419)           3,014,824
Capital Reserves Series .....         627,274             181,652            (694,053)             114,873
Cash Reserve Series .........       8,343,717             149,715          (8,070,169)             423,263

5. CREDIT AND MARKET RISK
The Delchester Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Capital Reserves Series and the Delaware Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. SECURITIES LENDING
Securities on loan are required at all times to be secured by collateral at least equal to 102% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral received at June 30, 1998 for each Series was as follows:

                                            MARKET VALUE OF
                                          SECURITIES ON LOAN    COLLATERAL
                                          ------------------    ----------

DelCap Series..................              $23,917,109       $25,151,650
Decatur Total Return Series....               52,843,000        53,906,220
Delaware Series................               25,837,661        30,699,605